UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02064

Pax World Funds Series Trust I

(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

(Address of principal executive offices) (Zip code)

Joseph F. Keefe

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-767-1729

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

	Schedule of Investments (Unaudited)
Pax Large Cap Fund		September 30, 2018

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.3%
COMMUNICATION SERVICES: 13.1%
Alphabet, Inc., Class A (a)	15,223	$18,375,378
Alphabet, Inc., Class C (a)	15,375	18,349,606
AT&T, Inc.	560,000	18,804,800
Discovery, Inc., Class A (a)(b)	417,414	13,357,248
T-Mobile US, Inc. (a)	191,500	13,439,470
Walt Disney Co., The	115,130	13,463,302
		95,789,804

CONSUMER DISCRETIONARY: 10.6%
Amazon.com, Inc. (a)	18,604	37,263,812
Aptiv PLC	174,500	14,640,550
Lowe's Cos., Inc.	127,062	14,589,258
PVH Corp.	77,900	11,248,760
		77,742,380

CONSUMER STAPLES: 6.8%
Colgate-Palmolive Co.	167,000	11,180,650
McCormick & Co., Inc. (b)	67,600	8,906,300
Mondelez International, Inc., Class A	391,800	16,831,728
PepsiCo, Inc.	111,945	12,515,450
		49,434,128

ENERGY: 5.6%
ConocoPhillips	202,000	15,634,800
Pioneer Natural Resources Co.	70,214	12,230,577
Schlumberger, Ltd.	213,277	12,992,835
		40,858,212

FINANCIALS: 13.7%
AXA Equitable Holdings, Inc.	161,000	3,453,450
Bank of America Corp.	577,400	17,010,204
BlackRock, Inc.	23,100	10,887,723
Citizens Financial Group, Inc.	357,700	13,796,489
JPMorgan Chase & Co.	191,818	21,644,742
KeyCorp.	443,000	8,811,270
Prudential Financial, Inc.	138,100	13,992,292
Voya Financial, Inc.	215,300	10,693,951
		100,290,121

HEALTH CARE: 13.3%
Becton Dickinson & Co.	75,300	19,653,300
Biogen, Inc. (a)	28,518	10,075,695
Celgene Corp. (a)	101,000	9,038,490
Elanco Animal Health, Inc. (a)(b)	7,727	269,595
Eli Lilly & Co.	172,500	18,510,975
Humana, Inc.	37,300	12,626,795
Thermo Fisher Scientific, Inc.	79,927	19,508,582
Zoetis, Inc.	82,941	7,594,078
		97,277,510

INDUSTRIALS: 9.8%
Cummins, Inc.	66,800	9,757,476
Ingersoll-Rand PLC	193,403	19,785,126
Stanley Black & Decker, Inc.	105,463	15,444,002
Waste Management, Inc.	160,727	14,523,292
Xylem, Inc.	150,700	12,036,409
		71,546,305

INFORMATION TECHNOLOGY: 19.9%
Apple, Inc.	142,375	32,139,733
IBM	133,100	20,126,051
Lam Research Corp.	52,655	7,987,763
Microsoft Corp.	299,757	34,283,208
salesforce.com, Inc. (a)	103,400	16,443,702
TE Connectivity, Ltd.	183,000	16,091,190
Visa, Inc., Class A	119,900	17,995,791
		145,067,438

MATERIALS: 3.5%
DowDuPont, Inc.	227,600	14,636,956
Vulcan Materials Co. (b)	97,800	10,875,360
		25,512,316

REAL ESTATE: 2.0%
Prologis, Inc., REIT	214,400	14,534,176

TOTAL COMMON STOCKS		718,052,390
(Cost $552,291,218)

MONEY MARKET: 1.7%
State Street Institutional U.S. Government Money Market Fund, 1.970% (c)(d)	12,590,384	12,590,384
(Cost $12,590,384)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 1.8%
State Street Navigator Securities Lending
Government Money Market Portfolio, 2.087% (c)	13,451,858	13,451,858
(Cost $13,451,858)

TOTAL INVESTMENTS: 101.8%		744,094,632
(Cost $578,333,460)

Payable upon return of securities loaned: -1.8%		(13,451,858)

Other assets and liabilities - (net): 0.0% (e)		(174,631)

Net Assets: 100.0%		$730,468,143

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2018. The total market value of securities on loan as of September 30, 2018 was $31,744,253.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.
(d)	Premier Class shares
(e)	Rounds to less than 0.05%

REIT - Real Estate Investment Trust

	Schedule of Investments (Unaudited)
Pax Mid Cap Fund		September 30, 2018

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 90.9%
CONSUMER DISCRETIONARY: 11.0%
Aramark	50,000	$2,151,000
Carter's, Inc.	12,671	1,249,361
Macy's, Inc.	48,520	1,685,100
Ross Stores, Inc.	25,000	2,477,499
Service Corp International	400	17,680
Williams-Sonoma, Inc. (a)	20,000	1,314,400
Wyndham Hotels & Resorts, Inc.	35,000	1,944,950
Yum! Brands, Inc.	30,044	2,731,300
		13,571,290

CONSUMER STAPLES: 5.0%
Lamb Weston Holdings, Inc.	28,333	1,886,978
Maple Leaf Foods, Inc.	89,900	2,161,804
US Foods Holding Corp. (b)	69,399	2,138,877
		6,187,659

ENERGY: 8.1%
Antero Resources Corp. (a)(b)	181,900	3,221,449
Concho Resources, Inc. (b)	20,459	3,125,112
Pioneer Natural Resources Co.	21,000	3,657,990
		10,004,551

FINANCIALS: 13.2%
Alleghany Corp.	2,500	1,631,325
Citizens Financial Group, Inc.	85,000	3,278,450
LegacyTexas Financial Group, Inc.	66,700	2,841,420
Legg Mason, Inc.	33,993	1,061,601
RenaissanceRe Holdings, Ltd.	10,034	1,340,342
White Mountains Insurance Group, Ltd.	3,424	3,204,419
Zions Bancorp NA	60,000	3,009,000
		16,366,557

HEALTH CARE: 10.9%
Biogen, Inc. (b)	14,500	5,122,995
Catalent, Inc. (b)	35,791	1,630,280
IQVIA Holdings, Inc. (b)	24,469	3,174,608
Laboratory Corp of America Holdings (b)	20,263	3,519,278
		13,447,161

INDUSTRIALS: 12.1%
Expeditors Intl. of Washington, Inc.	23,575	1,733,470
KLX, Inc. (b)	40,000	2,511,200
Masco Corp.	40,597	1,485,850
nVent Electric PLC	43,172	1,172,552
Pentair PLC	43,172	1,871,506
Waste Management, Inc.	48,000	4,337,280
WESCO International, Inc. (b)	30,000	1,843,500
		14,955,358

INFORMATION TECHNOLOGY: 11.3%
Amdocs, Ltd.	42,500	2,804,150
Citrix Systems, Inc. (b)	31,393	3,489,647
Envestnet, Inc. (b)	35,000	2,133,250
Genpact, Ltd.	42,110	1,288,987
Skyworks Solutions, Inc.	16,500	1,496,715
SS&C Technologies Holdings, Inc.	22,915	1,302,259
Versum Materials, Inc.	38,526	1,387,321
		13,902,329

MATERIALS: 7.8%
Alcoa Corp. (b)	24,999	1,009,960
Celanese Corp., Class A	42,000	4,788,000

Newmont Mining Corp.	128,309	3,874,932
		9,672,892

REAL ESTATE: 6.9%
Crown Castle International Corp., REIT	12,000	1,335,960
Prologis, Inc., REIT	60,000	4,067,400
Weyerhaeuser Co., REIT	98,482	3,178,014
		8,581,374

UTILITIES: 4.6%
ONE Gas, Inc.	69,044	5,680,940

TOTAL COMMON STOCKS		112,370,111
(Cost $91,727,374)

EXCHANGE-TRADED FUNDS: 3.6%
iShares Russell Mid-Cap ETF	20,000	4,410,000
(Cost $4,454,826)

MONEY MARKET: 5.5%
State Street Institutional U.S. Government Money Market Fund, 1.970% (c)(d)	6,764,778	6,764,778
(Cost $6,764,778)

TOTAL INVESTMENTS: 100.0%		123,544,889
(Cost $102,946,978)

Other assets and liabilities - (net): 0.0% (e)		(45,076)

Net Assets: 100.0%		$123,499,813

(a)	Security or partial position of this security was on loan as of September 30, 2018. The total market value of securities on loan as of September 30, 2018 was $4,535,849.
(b)	Non-income producing security.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.
(d)	Premier Class shares
(e)	Rounds to less than 0.05%

REIT - Real Estate Investment Trust

	Schedule of Investments (Unaudited)
Pax Small Cap Fund		September 30, 2018

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 96.5%
COMMUNICATION SERVICES: 2.9%
AMC Networks, Inc., Class A (a)(b)	173,416	$11,504,418
ORBCOMM, Inc. (a)(b)	866,213	9,407,073
		20,911,491

CONSUMER DISCRETIONARY: 10.0%
At Home Group, Inc. (a)(b)	150,000	4,729,500
BJs Restaurants, Inc.	72,357	5,224,175
Carter's, Inc.	103,804	10,235,074
Michaels Cos, Inc., The (a)(b)	680,665	11,047,194
National Vision Holdings, Inc. (a)	172,724	7,796,761
Wendy's Co, The (b)	800,944	13,728,180
Williams-Sonoma, Inc. (b)	106,900	7,025,468
Wyndham Hotels & Resorts, Inc.	198,770	11,045,649
		70,832,001

CONSUMER STAPLES: 3.6%
Maple Leaf Foods, Inc.	751,600	18,073,546
Performance Food Group Co. (a)	225,420	7,506,486
		25,580,032

ENERGY: 4.9%
Antero Resources Corp. (a)(b)	1,207,756	21,389,359
Parsley Energy, Inc., Class A (a)	466,814	13,654,310
		35,043,669

FINANCIALS: 21.0%
Blue Hills Bancorp, Inc.	111,400	2,684,740
Capitol Federal Financial, Inc.	1,691,152	21,545,276
FCB Financial Holdings, Inc., Class A (a)	133,415	6,323,871
Hanover Insurance Group, Inc., The	139,061	17,155,956
HomeTrust Bancshares, Inc. (a)	960,606	28,001,665
LegacyTexas Financial Group, Inc.	361,766	15,411,232
Meridian Bancorp, Inc.	1,233,086	20,962,462
TheStreet, Inc. (a)	1,752,775	3,856,105
Victory Capital Holdings, Inc., Class A (a)(b)	1,565,710	14,936,873
White Mountains Insurance Group, Ltd.	19,505	18,254,144
		149,132,324

HEALTH CARE: 8.9%
Catalent, Inc. (a)	348,512	15,874,722
Ligand Pharmaceuticals, Inc. (a)(b)	30,959	8,497,936
Medpace Holdings, Inc. (a)	59,087	3,539,902
Merit Medical Systems, Inc. (a)		7,988,500
Natus Medical, Inc. (a)(b)		27,332,356
		63,233,416

INDUSTRIALS: 18.6%
Beacon Roofing Supply, Inc. (a)(b)	399,764	14,467,459
Casella Waste Systems, Inc., Class A (a)	119,500	3,711,670
Comfort Systems USA, Inc.	335,946	18,947,354
EMCOR Group, Inc.	176,400	13,249,404
Federal Signal Corp.	186,131	4,984,588
Korn/Ferry International	162,069	7,980,278
Landstar System, Inc.	17,502	2,135,244
MasTec, Inc. (a)(b)	352,889	15,756,494
MRC Global, Inc. (a)(b)	1,060,470	19,905,022
Thermon Group Holdings, Inc. (a)	237,230	6,115,789
Watts Water Technologies, Inc., Class A	110,351	9,159,133
WESCO International, Inc. (a)	255,753	15,716,022
		132,128,457

INFORMATION TECHNOLOGY: 11.4%
Apptio, Inc., Class A (a)(b)	210,937	7,796,232

Entegris, Inc.	146,803	4,249,947
Envestnet, Inc. (a)	240,476	14,657,012
Imperva, Inc. (a)	157,912	7,335,012
Power Integrations, Inc	145,377	9,187,826
Verint Systems, Inc. (a)	321,679	16,116,118
Versum Materials, Inc.	158,612	5,711,618
Web.com Group, Inc. (a)	576,544	16,085,578
		81,139,343

MATERIALS: 3.5%
Kaiser Aluminum Corp.	71,174	7,762,236
Platform Specialty Products Corp. (a)(b)	598,942	7,468,807
Valvoline, Inc. (b)	453,606	9,757,065
		24,988,108

REAL ESTATE: 5.9%
CatchMark Timber Trust, Inc, Class A, REIT	1,351,215	15,444,387
Ryman Hospitality Properties, Inc., REIT	197,012	16,976,524
Terreno Realty Corp., REIT	252,170	9,506,809
		41,927,720

UTILITIES: 5.8%
ONE Gas, Inc.	185,243	15,241,794
Unitil Corp.	507,954	25,854,859
		41,096,653

TOTAL COMMON STOCKS		686,013,214
(Cost $618,100,830)

MONEY MARKET: 4.1%
State Street Institutional U.S. Government Money Market Fund, 1.970% (c)(d)	29,519,700	29,519,700
(Cost $29,519,700)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.087% (c)	453,208	453,208
(Cost $453,208)

TOTAL INVESTMENTS: 100.7%		715,986,122
(Cost $648,073,738)

Payable upon return of securities loaned - (net): -0.1%		(453,208)

Other assets and liabilities - (net): -0.6%		(4,174,121)

Net Assets: 100.0%		$711,358,793

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2018. The total market value of securities on loan as of September 30, 2018 was $96,088,117.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.
(d)	Premier Class shares

REIT - Real Estate Investment Trust

	Schedule of Investments (Unaudited)
Pax ESG Beta Quality Fund		September 30, 2018

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 99.2%
COMMUNICATION SERVICES: 8.2%
Alphabet, Inc., Class A (a)	4,465	$5,389,612
Alphabet, Inc., Class C (a)	1,456	1,737,696
AT&T, Inc.	22,190	745,140
Facebook, Inc., Class A (a)	14,536	2,390,591
Verizon Communications, Inc.	107,926	5,762,168
Viacom, Inc., Class B	39,147	1,321,603
Walt Disney Co., The	7,959	930,725
		18,277,535

CONSUMER DISCRETIONARY: 14.4%
Amazon.com, Inc. (a)	3,733	7,477,199
Best Buy Co., Inc.	12,971	1,029,379
BorgWarner, Inc.	8,566	366,453
Burlington Stores, Inc. (a)	231	37,635
Darden Restaurants, Inc.	11,746	1,306,038
Gap Inc., The	22,699	654,866
Home Depot, Inc., The	15,500	3,210,825
Lowe's Cos., Inc.	4,402	505,438
Macy's, Inc.	18,028	626,112
Marriott International, Inc., Class A	14,364	1,896,479
McDonald's Corp.	9,028	1,510,294
Michael Kors Holdings, Ltd. (a)	13,665	936,872
Michaels Cos, Inc., The (a)(b)	17,784	288,634
Murphy USA, Inc. (a)	1,847	157,845
NIKE, Inc., Class B	26,027	2,205,007
Nordstrom, Inc. (b)	7,112	425,369
Starbucks Corp.	45,300	2,574,852
Target Corp.	25,701	2,267,085
TJX Cos., Inc., The	12,619	1,413,580
Tractor Supply Co.	806	73,249
Ulta Beauty, Inc. (a)	1,000	282,120
VF Corp.	16,300	1,523,235
Williams-Sonoma, Inc. (b)	17,944	1,179,280
		31,947,846

CONSUMER STAPLES: 8.7%
Clorox Co., The	3,081	463,413
Colgate-Palmolive Co.	14,200	950,690
Estee Lauder Cos, Inc., The, Class A	8,219	1,194,385
General Mills, Inc.	29,116	1,249,659
Herbalife Nutrition, Ltd. (a)	7,728	421,562
Hershey Co.,The	6,551	668,202
J.M. Smucker Co., The	3,448	353,799
Kellogg Co.	18,583	1,301,182
Keurig Dr Pepper, Inc.	19,439	450,402
Kimberly-Clark Corp.	7,657	870,141
Kroger Co., The	79,361	2,310,199
McCormick & Co., Inc. (b)	804	105,927
PepsiCo, Inc.	45,180	5,051,124
Procter & Gamble Co., The	22,100	1,839,383
Sysco Corp.	11,928	873,726
Walgreens Boots Alliance, Inc.	15,281	1,113,985
		19,217,779

ENERGY: 0.9%
ConocoPhillips	10,975	849,465

EOG Resources, Inc.	3,893	496,630
Phillips 66	940	105,957
Southwestern Energy Co. (a)	23,773	121,480
Valero Energy Corp.	3,826	435,208
		2,008,740

FINANCIALS: 11.0%
Affiliated Managers Group, Inc.	1,104	150,939
Aflac, Inc.	72,634	3,418,882
Allstate Corp., The	2,405	237,374
Ally Financial, Inc.	8,336	220,487
American Express Co.	6,578	700,491
American National Insurance Co	3,170	409,849
Bank of America Corp.	8,327	245,313
BankUnited, Inc.	9,169	324,583
Chimera Investment Corp., REIT (b)	74,138	1,344,122
Discover Financial Services	2,893	221,170
East West Bancorp, Inc.	22,447	1,355,125
FactSet Research Systems, Inc. (b)	379	84,786
First American Financial Corp.	13,897	716,946
Lincoln National Corp.	34,382	2,326,286
Morningstar, Inc.	7,644	962,380
PNC Financial Services Group, Inc.	30,700	4,181,033
Prudential Financial, Inc.	43,619	4,419,477
Reinsurance Group of America, Inc.	16,965	2,452,460
Unum Group	17,117	668,761
		24,440,464

HEALTH CARE: 13.5%
AbbVie, Inc.	10,789	1,020,424
ABIOMED, Inc. (a)	235	105,691
Agilent Technologies, Inc.	17,334	1,222,740
Amgen, Inc.	6,007	1,245,191
Anthem, Inc.	2,937	804,885
Biogen, Inc. (a)	3,447	1,217,860
Bristol-Myers Squibb Co.	4,306	267,316
Cardinal Health, Inc.	3,659	197,586
Celgene Corp. (a)	17,207	1,539,854
Centene Corp. (a)	846	122,484
CVS Health Corp.	5,450	429,024
Eli Lilly & Co.	13,746	1,475,083
Gilead Sciences, Inc.	4,440	342,812
HCA Healthcare, Inc.	9,560	1,329,987
Humana, Inc.	7,636	2,584,939
IQVIA Holdings, Inc. (a)	1,162	150,758
Johnson & Johnson	38,356	5,299,649
Merck & Co., Inc.	24,224	1,718,451
Thermo Fisher Scientific, Inc.	16,605	4,052,948
UnitedHealth Group, Inc.	15,427	4,104,199
Zoetis, Inc.	7,781	712,428
		29,944,309

INDUSTRIALS: 8.2%
3M Co.	19,189	4,043,314
CSX Corp.	1,665	123,293
Expeditors Intl. of Washington, Inc.	8,194	602,505
Hexcel Corp.	722	48,410
Landstar System, Inc.	15,792	1,926,624
Owens Corning	1,148	62,302
Pitney Bowes, Inc.	66,141	468,278
Robert Half International, Inc.	3,188	224,371
Roper Technologies, Inc.	8,210	2,431,884
Ryder System, Inc.	29,862	2,182,016

Southwest Airlines Co.	1,128	70,444
Stanley Black & Decker, Inc.	15,174	2,222,081
United Parcel Service, Inc., Class B	16,564	1,933,847
W.W. Grainger, Inc.	2,057	735,192
Waste Management, Inc.	13,039	1,178,204
		18,252,765

INFORMATION TECHNOLOGY: 20.5%
Accenture PLC, Class A	13,221	2,250,214
Apple, Inc.	33,144	7,481,927
Booz Allen Hamilton Holding Corp.	7,488	371,629
CA, Inc.	5,748	253,774
CDW Corp.	4,390	390,359
Cisco Systems, Inc.	33,712	1,640,089
Citrix Systems, Inc. (a)	3,516	390,839
Cognizant Technology Solutions, Class A	24,303	1,874,976
DXC Technology Co.	2,040	190,781
F5 Networks, Inc. (a)	7,693	1,534,138
HP, Inc.	106,836	2,753,164
IBM	3,978	601,513
Intel Corp.	60,776	2,874,097
Intuit, Inc.	2,033	462,304
Jabil, Inc.	7,490	202,829
Keysight Technologies, Inc. (a)	1,719	113,935
Manhattan Associates, Inc. (a)	2,800	152,880
MasterCard, Inc., Class A	27,033	6,017,816
Microsoft Corp.	52,646	6,021,123
Oracle Corp.	25,848	1,332,723
Red Hat, Inc. (a)	9,990	1,361,437
Skyworks Solutions, Inc.	2,728	247,457
Synopsys, Inc. (a)	8,798	867,571
Texas Instruments, Inc.	45,595	4,891,888
Visa, Inc., Class A (b)	7,634	1,145,787
		45,425,250

MATERIALS: 2.5%
Avery Dennison Corp.	1,281	138,796
Eastman Chemical Co.	23,088	2,209,983
Ecolab, Inc.	4,443	696,574
LyondellBasell Industries NV, Class A	4,486	459,860
Praxair, Inc.	8,176	1,314,128
WestRock Co.	12,854	686,918
		5,506,259

REAL ESTATE: 6.0%
Apple Hospitality REIT, Inc., REIT	122,436	2,141,406
Brixmor Property Group, Inc., REIT	21,538	377,130
CBRE Group, Inc., Class A (a)	46,993	2,072,391
Hospitality Properties Trust, REIT	133,319	3,844,920
Host Hotels & Resorts, Inc., REIT	48,926	1,032,339
Lamar Advertising Co., Class A, REIT	794	61,773
Realogy Holdings Corp. (b)	28,177	581,573
Senior Housing Properties Trust, REIT	43,659	766,652
Simon Property Group, Inc., REIT	11,298	1,996,922
Tanger Factory Outlet Centers, Inc., REIT (b)	13,895	317,918
		13,193,024

UTILITIES: 5.3%
American Water Works Co., Inc.	36,715	3,229,819
CenterPoint Energy, Inc.	91,449	2,528,565
Consolidated Edison, Inc.	15,152	1,154,431
Eversource Energy	3,182	195,502
Exelon Corp.	49,922	2,179,595

NextEra Energy, Inc.	15,024	2,518,022
		11,805,934

TOTAL COMMON STOCKS		220,019,905
(Cost $129,060,320)

MONEY MARKET: 0.8%
State Street Institutional U.S. Government Money Market Fund, 1.970% (c)(d)	1,813,256	1,813,256
(Cost $1,813,256)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 0.5%
State Street Navigator Securities Lending
Government Money Market Portfolio, 2.087% (c)	1,211,905	1,211,905
(Cost $1,211,905)

TOTAL INVESTMENTS: 100.5%		223,045,066
(Cost $132,085,481)

Payable upon return of securities loaned: 0.5%		(1,211,905)

Other assets and liabilities - (net): 0.0% (e)		358

Net Assets: 100.0%		$221,833,519

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2018. The total market value of securities on loan as of September 30, 2018 was $4,338,968.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.
(d)	Premier Class shares
(e)	Rounds to less than 0.05%

REIT - Real Estate Investment Trust

	Schedule of Investments (Unaudited)
Pax ESG Beta Dividend Fund		September 30, 2018

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 99.1%
COMMUNICATION SERVICES: 5.4%
Activision Blizzard, Inc.	5,670	$471,687
Alphabet, Inc., Class A (a)	1,953	2,357,427
AT&T, Inc.	56,137	1,885,080
CenturyLink, Inc. (b)	40,460	857,752
Facebook, Inc., Class A (a)	222	36,510
John Wiley & Sons, Inc., Class A	7,428	450,137
Omnicom Group, Inc.	505	34,350
Telephone & Data Systems, Inc.	1,719	52,309
Verizon Communications, Inc.	26,976	1,440,249
Walt Disney Co., The	1,469	171,785
		7,757,286

CONSUMER DISCRETIONARY: 13.0%
Amazon.com, Inc. (a)	2,403	4,813,210
Aptiv PLC	3,351	281,149
Best Buy Co., Inc.	6,243	495,444
Darden Restaurants, Inc.	12,274	1,364,746
Foot Locker, Inc.	6,213	316,739
Gap Inc., The	7,621	219,866
Home Depot, Inc., The	14,576	3,019,418
Kohl's Corp.	10,428	777,407
L Brands, Inc.	9,036	273,791
Las Vegas Sands Corp.	15,281	906,622
Lowe's Cos., Inc.	2,325	266,957
Macy's, Inc.	8,663	300,866
Marriott International, Inc., Class A	980	129,389
McDonald's Corp.	9,595	1,605,148
Nordstrom, Inc. (b)	1,467	87,741
Ralph Lauren Corp.	2,349	323,105
Royal Caribbean Cruises, Ltd.	4,657	605,131
Signet Jewelers, Ltd.	3,566	235,106
Tapestry, Inc.	2,626	132,009
Target Corp.	15,910	1,403,421
Tupperware Brands Corp.	13,324	445,688
VF Corp.	546	51,024
Wayfair, Inc., Class A (a)(b)	1,621	239,373
Williams-Sonoma, Inc. (b)	5,877	386,236
		18,679,586

CONSUMER STAPLES: 5.3%
Clorox Co., The	1,730	260,209
Coca-Cola Co., The	7,553	348,873
Estee Lauder Cos, Inc., The, Class A	848	123,231
General Mills, Inc.	24,108	1,034,715
Kellogg Co.	11,215	785,274
Kimberly-Clark Corp.	5,983	679,908
Kroger Co., The	7,654	222,808
PepsiCo, Inc.	21,230	2,373,515
Procter & Gamble Co., The	14,015	1,166,468
Sysco Corp.	6,781	496,708
Walgreens Boots Alliance, Inc.	1,621	118,171
		7,609,880

ENERGY: 3.6%
ConocoPhillips	3,390	262,386
National Oilwell Varco, Inc.	3,701	159,439
Occidental Petroleum Corp.	8,266	679,217
ONEOK, Inc.	39,302	2,664,283

Schlumberger, Ltd.	22,384	1,363,633
		5,128,958

FINANCIALS: 10.3%
Aflac, Inc.	21,602	1,016,806
American International Group, Inc.	2,009	106,959
Ameriprise Financial, Inc.	217	32,042
Bank of America Corp.	29,357	864,857
BlackRock, Inc.	877	413,356
CME Group, Inc.	13,216	2,249,495
Cullen/Frost Bankers, Inc.	3,662	382,459
Invesco, Ltd.	6,425	147,004
JPMorgan Chase & Co.	9,377	1,058,101
Lincoln National Corp.	2,570	173,886
MetLife, Inc.	21,248	992,707
MFA Financial, Inc., REIT	12,845	94,411
Morningstar, Inc.	4,781	601,928
New York Community Bancorp, Inc. (b)	56,547	586,392
People's United Financial, Inc.	48,009	821,914
Principal Financial Group, Inc.	11,122	651,638
ProAssurance Corp.	14,371	674,718
Prudential Financial, Inc.	3,199	324,123
Regions Financial Corp.	23,014	422,307
Starwood Property Trust, Inc., REIT	51,765	1,113,983
State Street Corp.	1,252	104,893
T Rowe Price Group, Inc.	2,370	258,757
TFS Financial Corp.	22,308	334,843
U.S. Bancorp	22,746	1,201,216
Unum Group	3,661	143,035
		14,771,830

HEALTH CARE: 14.5%
Abbott Laboratories	27,383	2,008,817
AbbVie, Inc.	18,335	1,734,124
Align Technology, Inc. (a)	239	93,502
Allergan PLC	465	88,573
Amgen, Inc.	9,767	2,024,601
Anthem, Inc.	948	259,799
Baxter International, Inc.	5,263	405,725
Becton Dickinson & Co.	515	134,415
Bristol-Myers Squibb Co.	6,032	374,467
Cardinal Health, Inc.	14,567	786,618
CVS Health Corp.	6,929	545,451
Eli Lilly & Co.	14,434	1,548,913
Gilead Sciences, Inc.	2,438	188,238
Humana, Inc.	1,908	645,896
IDEXX Laboratories, Inc. (a)	768	191,739
Illumina, Inc. (a)	708	259,878
Johnson & Johnson	28,438	3,929,279
Merck & Co., Inc.	24,814	1,760,305
Patterson Cos., Inc. (b)	20,872	510,320
Quest Diagnostics, Inc.	3,815	411,677
UnitedHealth Group, Inc.	10,854	2,887,598
		20,789,935

INDUSTRIALS: 13.7%
3M Co.	18,527	3,903,825
Dover Corp.	5,825	515,687
Eaton Corp PLC	20,772	1,801,556
Emerson Electric Co.	29,396	2,251,146
Fastenal Co	1,653	95,907
Illinois Tool Works, Inc.	13,385	1,888,891
Ingersoll-Rand PLC	9,262	947,503
Nielsen Holdings PLC	31,134	861,166
Robert Half International, Inc.	8,803	619,555

Rockwell Automation, Inc.	9,857	1,848,385
Ryder System, Inc.	4,102	299,733
Stanley Black & Decker, Inc.	2,828	414,132
Union Pacific Corp.	5,221	850,135
United Parcel Service, Inc., Class B	11,998	1,400,767
W.W. Grainger, Inc.	3,335	1,191,962
Waste Management, Inc.	7,965	719,717
		19,610,067

INFORMATION TECHNOLOGY: 26.8%
Accenture PLC, Class A	15,254	2,596,231
Adobe Systems, Inc. (a)	4,057	1,095,187
Apple, Inc.	21,145	4,773,273
Autodesk, Inc. (a)	2,823	440,699
Automatic Data Processing, Inc.	4,917	740,795
Booz Allen Hamilton Holding Corp.	3,260	161,794
CA, Inc.	24,862	1,097,657
Cisco Systems, Inc.	90,239	4,390,127
Corning, Inc.	7,028	248,088
HP, Inc.	28,588	736,713
IBM	16,838	2,546,074
Intel Corp.	46,923	2,218,989
Jack Henry & Associates, Inc.	2,038	326,243
Manhattan Associates, Inc. (a)	4,066	222,004
MasterCard, Inc., Class A	1,784	397,136
Maxim Integrated Products, Inc.	19,234	1,084,605
Microsoft Corp.	40,028	4,578,002
National Instruments Corp.	18,170	878,156
NetApp, Inc.	5,104	438,383
NVIDIA Corp.	247	69,412
Oracle Corp.	3,778	194,794
Paychex, Inc.	19,082	1,405,389
QUALCOMM, Inc. (b)	16,138	1,162,420
Red Hat, Inc. (a)	1,112	151,543
Sabre Corp.	4,174	108,858
salesforce.com, Inc. (a)	5,385	856,377
Seagate Technology PLC	7,430	351,811
ServiceNow, Inc. (a)	441	86,273
Square, Inc. (a)(b)	4,007	396,733
Texas Instruments, Inc.	28,208	3,026,436
VMware, Inc., Class A (a)	2,196	342,708
Western Union Co., The	62,808	1,197,120
		38,320,030

MATERIALS: 2.1%
Air Products & Chemicals, Inc.	3,056	510,505
Avery Dennison Corp.	3,769	408,371
Celanese Corp., Class A	1,047	119,358
Eastman Chemical Co.	1,797	172,009
Ecolab, Inc.	1,088	170,577
Praxair, Inc.	10,482	1,684,772
		3,065,592

REAL ESTATE: 2.2%
Apple Hospitality REIT, Inc., REIT	13,129	229,626
Brixmor Property Group, Inc., REIT	4,975	87,112
Crown Castle International Corp., REIT	580	64,571
HCP, Inc., REIT	3,129	82,355
Hospitality Properties Trust, REIT	14,563	419,997
Host Hotels & Resorts, Inc., REIT	18,041	380,665
Iron Mountain, Inc., REIT (b)	20,369	703,138
Lamar Advertising Co., Class A, REIT	732	56,950
Public Storage, REIT	1,152	232,278
Simon Property Group, Inc., REIT	3,385	598,299
Tanger Factory Outlet Centers, Inc., REIT (b)	1,257	28,760

Uniti Group, Inc., REIT (b)	10,935	220,340
Welltower, Inc., REIT	1,087	69,916
		3,174,007

UTILITIES: 2.2%
CenterPoint Energy, Inc.	47,107	1,302,509
Consolidated Edison, Inc.	12,910	983,613
Dominion Energy, Inc.	11,651	818,832
		3,104,954

TOTAL COMMON STOCKS		142,012,125
(Cost $104,323,739)

MONEY MARKET: 0.7%
State Street Institutional U.S. Government Money Market Fund, 1.970% (c)(d)	1,033,878	1,033,878
(Cost $1,033,878)

SECURITIES PURCHASED WITH CASH COLLATERAL
FROM SECURITIES LENDING: 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.087% (c)	358,182	358,182
(Cost $358,182)

TOTAL INVESTMENTS: 100.0%		143,404,185
(Cost $105,715,799)

Payable upon return of securities loaned - (net): -0.2%		(358,182)

Other assets and liabilities - (net): 0.2%		295,073

Net Assets: 100.0%		$143,341,076

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2018. The total market value of securities on loan as of September 30, 2018 was $4,556,172.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.
(d)	Premier Class shares

REIT - Real Estate Investment Trust

	Schedule of Investments (Unaudited)
Pax Global Opportunities Fund		September 30, 2018

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 96.7%
COMMUNICATION SERVICES: 2.3%
KDDI Corp.	24,100	$664,840

CONSUMER DISCRETIONARY: 4.6%
Aptiv PLC	11,354	952,601
Valeo SA	8,104	350,910
		1,303,511

CONSUMER STAPLES: 8.2%
Danone SA	14,594	1,134,176
Jeronimo Martins SGPS SA	35,350	521,047
Sprouts Farmers Market, Inc. (a)	24,523	672,175
		2,327,398

FINANCIALS: 13.4%
AIA Group, Ltd.	70,400	627,751
Beazley PLC	78,373	582,721
HDFC Bank, Ltd., ADR	9,582	901,666
Hiscox, Ltd.	30,282	649,015
Prudential PLC	46,377	1,063,334
		3,824,487

HEALTH CARE: 18.8%
Abcam PLC	15,743	293,838
Agilent Technologies, Inc.	11,029	777,986
Becton Dickinson & Co.	3,450	900,450
Danaher Corp.	5,462	593,501
Fresenius Medical Care AG & Co.	5,596	574,953
Genus PLC	16,303	507,114
Grifols SA, ADR	26,357	563,249
Thermo Fisher Scientific, Inc.	4,611	1,125,453
		5,336,544

INDUSTRIALS: 8.3%
Kubota Corp.	28,500	484,192
Tomra Systems ASA	25,678	640,471
Xylem, Inc.	15,278	1,220,254
		2,344,917

INFORMATION TECHNOLOGY: 24.5%
Cadence Design Systems, Inc. (a)	14,017	635,250
Cognizant Technology Solutions, Class A	6,926	534,341
Keyence Corp.	1,275	740,630
Microsoft Corp.	4,991	570,821
SAP SE	5,270	648,018
Taiwan Semiconductor Manufacturing Co, Ltd	172,000	1,467,768
TE Connectivity, Ltd.	9,351	822,233
Visa, Inc., Class A	10,310	1,547,428
		6,966,489

MATERIALS: 16.6%
Corbion NV	17,000	553,014
Ecolab, Inc.	7,314	1,146,689
Koninklijke DSM NV	8,122	860,228
Praxair, Inc.	5,232	840,939
Sealed Air Corp.	18,685	750,203
Symrise AG	6,180	563,485

4,714,558

TOTAL COMMON STOCKS	27,482,744
(Cost $26,225,247)

MONEY MARKET: 3.2%
State Street Institutional U.S. Government Money Market Fund, 1.970% (b)(c)	908,386	908,386
(Cost $908,386)

TOTAL INVESTMENTS: 99.9%		28,391,130
(Cost $27,133,633)

Other assets and liabilities - (net): 0.1%		20,260

Net Assets: 100.0%		$28,411,390

(a)	Non-income producing security.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2018.
(c)	Premier Class shares

SUMMARY OF INVESTMENTS BY COUNTRY
		PERCENT
COUNTRY	VALUE	OF NET ASSETS
France	1,485,086	5.2%
Germany	1,786,456	6.3%
Hong Kong	627,751	2.2%
India	901,666	3.2%
Japan	1,889,662	6.6%
Netherlands	1,413,242	5.0%
Norway	640,471	2.2%
Portugal	521,047	1.8%
Spain	563,249	2.0%
Taiwan	1,467,768	5.2%
United Kingdom	3,096,022	10.9%
United States	13,090,324	46.1%
Money Market	908,386	3.2%
Other assets and liabilities (net)	20,260	0.1%
TOTAL	$28,411,390	100.0%

	Schedule of Investments (Unaudited)
Pax Global Environmental Markets Fund		September 30, 2018

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 99.0%
RENEWABLE & ALTERNATIVE ENERGY: 0.4%
RENEWABLE ENERGY DEVELOPERS &
INDEPENDENT POWER PRODUCERS (IPPS) : 0.4%
Huaneng Renewables Corp., Ltd.	8,938,000	$2,665,187

ENERGY EFFICIENCY: 36.6%
POWER NETWORK EFFICIENCY: 5.1%
Hubbell, Inc.	169,389	22,625,289
Schneider Electric SE	198,195	15,914,460
		38,539,749

INDUSTRIAL ENERGY EFFICIENCY: 8.1%
Delta Electronics, Inc.	3,997,475	17,136,485
PTC, Inc. (a)	170,651	18,121,430
Siemens AG	202,145	25,846,981
		61,104,896

BUILDINGS ENERGY EFFICIENCY: 12.7%
Acuity Brands, Inc.	46,611	7,327,249
Autodesk, Inc. (a)	78,835	12,306,932
Ingersoll-Rand PLC	202,433	20,708,897
Kingspan Group PLC	148,078	6,904,549
Legrand SA	271,770	19,816,432
Sekisui Chemical Co., Ltd.	774,700	14,286,271
Signify NV	581,354	15,048,260
		96,398,590

TRANSPORT ENERGY EFFICIENCY: 9.8%
Aptiv PLC	245,159	20,568,840
Delphi Technologies PLC	207,118	6,495,220
TE Connectivity, Ltd.	298,407	26,238,928
Zhuzhou CRRC Times Electric Co. Ltd.	3,667,100	20,946,296
		74,249,284

CONSUMER ENERGY EFFICIENCY: 0.9%
Murata Manufacturing Co., Ltd.	45,000	6,914,521

WATER INFRASTRUCTURE & TECHNOLOGIES: 26.5%
WATER INFRASTRUCTURE: 10.3%
Ferguson PLC	264,891	22,468,544
IDEX Corp.	120,951	18,222,478
Watts Water Technologies, Inc., Class A	160,544	13,325,152
Xylem, Inc.	297,617	23,770,670
		77,786,844

WATER TREATMENT EQUIPMENT: 4.3%
Coway Co, Ltd.	108,393	8,481,868
Ecolab, Inc.	152,981	23,984,361
		32,466,229

WATER UTILITIES: 8.5%
American Water Works Co., Inc.	211,837	18,635,301

Beijing Enterprises Water Group, Ltd. (a)	21,532,000	11,479,044
Pennon Group PLC	1,009,855	9,385,367
Suez	1,788,390	25,439,669
		64,939,381

DIVERSIFIED WATER INFRASTRUCTURE & TECHNOLOGY: 3.4%
Danaher Corp.	234,093	25,436,545

POLLUTION CONTROL: 12.4%
POLLUTION CONTROL SOLUTIONS: 0.9%
Umicore SA	119,755	6,689,329

ENVIRONMENTAL TESTING & GAS SENSING: 8.5%
Agilent Technologies, Inc.	281,577	19,862,442
Applus Services SA	905,972	12,865,629
Intertek Group PLC	224,346	14,594,232
Waters Corp. (a)	87,581	17,050,269
		64,372,572

PUBLIC TRANSPORTATION: 3.0%
East Japan Railway Co.	248,100	23,045,788

WASTE MANAGEMENT & TECHNOLOGIES: 4.1%
WASTE TECHNOLOGY EQUIPMENT: 1.5%
China Everbright International, Ltd.	13,401,555	11,570,743

GENERAL WASTE MANAGEMENT: 2.6%
Waste Management, Inc.	216,714	19,582,277

FOOD, AGRICULTURE & FORESTRY: 14.8%
LOGISTICS, FOOD SAFETY & PACKAGING: 8.9%
GEA Group AG	449,994	16,017,115
Sealed Air Corp.	755,268	30,324,010
WestRock Co.	390,990	20,894,506
		67,235,631

SUSTAINABLE & EFFICIENT AGRICULTURE: 5.9%
Kubota Corp.	1,134,600	19,275,924
Trimble, Inc. (a)	436,855	18,985,718
Welbilt, Inc. (a)(b)	313,800	6,552,144
		44,813,786
DIVERSIFIED ENVIRONMENTAL: 4.2%
DIVERSIFIED ENVIRONMENTAL: 4.2%
3M Co.	48,144	10,144,422
Praxair, Inc.	135,013	21,700,640
		31,845,062

TOTAL COMMON STOCKS
(Cost $641,667,753)		749,656,414

MONEY MARKET: 1.6%
State Street Institutional U.S. Government Money Market Fund, 1.970% (c)(d)	11,946,538	11,946,538
(Cost $11,946,538)

TOTAL INVESTMENTS: 100.6%
(Cost $653,614,291)		761,602,952

Other assets and liabilities - (net): -0.6%
		(4,682,242)

Net Assets: 100.0%
		$756,920,710

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of September 30, 2018. The total market value of securities on loan as of September 30, 2018 was $1,254,303.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.
(d)	Premier Class shares

SUMMARY OF INVESTMENTS BY COUNTRY
		PERCENT
COUNTRY	VALUE	OF NET ASSETS
Belgium	$6,689,329	0.9%
China	46,661,270	6.1%
France	61,170,561	8.1%
Germany	41,864,096	5.5%
Ireland	6,904,550	0.9%
Japan	63,522,504	8.4%
Netherlands	15,048,260	2.0%
South Korea	8,481,868	1.1%
Spain	12,865,629	1.7%
Taiwan	17,136,485	2.3%
United Kingdom	23,979,599	3.2%
United States	445,332,263	58.8%
Money Market	11,946,538	1.6%
Other assets and liabilities (net)	(4,682,242)	-0.6%
Total	$756,920,710	100.0%

	Schedule of Investments (Unaudited)
Pax MSCI EAFE ESG Leaders Index Fund		September 30, 2018

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 97.5%
AUSTRALIA: 9.4%
AGL Energy, Ltd.	81,803	$1,153,941
Amcor, Ltd.	146,273	1,445,646
AMP, Ltd.	303,839	700,423
APA Group	118,504	854,576
Aurizon Holdings, Ltd.	209,725	622,661
Australia & New Zealand Banking Group, Ltd	284,413	5,789,702
Bendigo & Adelaide Bank, Ltd.	41,667	323,597
BlueScope Steel, Ltd.	52,561	644,647
Brambles, Ltd.	133,573	1,051,967
Caltex Australia, Ltd.	35,117	758,661
Coca-Cola Amatil, Ltd.	90,801	640,098
Commonwealth Bank of Australia	166,312	8,583,962
CSL, Ltd.	27,628	4,014,331
Dexus, REIT	137,665	1,051,698
Goodman Group, REIT	169,244	1,269,597
GPT Group, The, REIT	327,270	1,232,596
Insurance Australia Group, Ltd.	267,231	1,412,773
LendLease Group	44,994	639,273
Macquarie Group, Ltd.	28,415	2,584,865
Mirvac Group, REIT	418,144	728,825
National Australia Bank, Ltd.	273,342	5,487,620
Newcrest Mining, Ltd.	61,223	859,710
Origin Energy, Ltd. (a)	55,710	332,068
Stockland, REIT	332,900	1,000,017
Sydney Airport	205,216	1,021,460
Telstra Corp., Ltd.	339,756	782,761
Transurban Group	258,174	2,092,326
Wesfarmers, Ltd.	104,706	3,770,380
Westpac Banking Corp.	325,066	6,537,293
Woodside Petroleum, Ltd.	63,938	1,783,668
		59,171,142

AUSTRIA: 0.2%
OMV AG	13,397	751,559
Voestalpine AG	7,147	326,475
		1,078,034

BELGIUM: 0.6%
Colruyt SA	9,728	550,530
KBC Group NV	17,956	1,335,180
Solvay SA	5,128	687,427
UCB SA	5,579	501,351
Umicore SA	12,296	686,836
		3,761,324

DENMARK: 2.4%
Chr. Hansen Holding A/S	7,142	724,096
Coloplast A/S, Class B	4,568	466,646
Genmab A/S (a)	5,994	941,490
H Lundbeck A/S	3,454	213,210
ISS A/S	22,035	774,161
Novo Nordisk A/S, Class B	172,593	8,123,100
Novozymes A/S, Class B	17,888	981,129
Orsted A/S	9,937	675,248
Pandora A/S	10,873	679,002
Vestas Wind Systems A/S	21,683	1,464,822
William Demant Holding A/S (a)	8,978	337,020
		15,379,924

FINLAND: 0.8%
Neste OYJ	7,222	595,276
Nokia OYJ	488,978	2,718,603

Nokian Renkaat OYJ	16,878	690,847
Wartsila OYJ Abp	71,691	1,395,087
		5,399,813

FRANCE: 10.7%
Accor SA	23,311	1,197,530
Air Liquide SA	42,637	5,599,185
AXA SA	159,291	4,268,313
Capgemini SE	15,268	1,922,207
Carrefour SA	40,067	767,964
Cie de Saint-Gobain	53,939	2,324,825
CNP Assurances	1,717	41,389
Credit Agricole SA	53,252	765,497
Danone SA	50,990	3,962,698
Essilor International SA (a)	24,124	3,570,827
Gecina SA, REIT	5,605	935,806
Getlink SE	59,585	761,193
Ingenico Group SA	4,541	345,258
Ipsen SA	3,223	542,602
Kering SA	6,462	3,465,926
L'Oreal SA	16,724	4,031,943
Michelin	15,967	1,905,753
Natixis SA	58,580	397,809
Orange SA	253,520	4,033,915
Renault SA	20,410	1,765,505
Rexel SA	41,882	629,091
Schneider Electric SE	45,776	3,675,675
SES SA	34,186	750,173
Societe BIC SA	3,046	278,858
STMicroelectronics NV	54,905	1,004,904
TOTAL SA	211,288	13,738,104
Unibail-Rodamco-Westfield, REIT	9,851	1,984,450
Vivendi SA	103,514	2,662,076
		67,329,476

GERMANY: 9.8%
adidas AG	15,629	3,822,220
Allianz SE	38,760	8,626,689
BASF SE	80,986	7,186,146
Bayerische Motoren Werke AG	32,312	2,911,014
Beiersdorf AG	7,057	795,489
Deutsche Boerse AG	13,766	1,840,606
Deutsche Post AG	73,716	2,620,924
Deutsche Wohnen SE	16,907	812,072
E.ON SE	176,262	1,793,597
Evonik Industries AG	12,137	434,079
Fraport AG Frankfurt Airport Services Worldwide	6,432	567,830
HeidelbergCement AG	17,128	1,337,830
Henkel AG & Co. KGaA	9,128	968,370
Merck KGaA	19,211	1,984,894
METRO AG	25,626	401,379
Muenchener Rueckversicherungs AG	13,341	2,946,845
OSRAM Licht AG	11,274	447,657
ProSiebenSat.1 Media SE	26,096	676,096
QIAGEN NV (a)	10,132	383,725
RWE AG	34,352	848,130
SAP SE	88,291	10,856,574
Siemens AG	62,813	8,031,494
Symrise AG	17,334	1,580,494
		61,874,154

HONG KONG: 2.2%
BOC Hong Kong Holdings, Ltd.	357,057	1,694,705
CLP Holdings, Ltd.	178,000	2,084,509
Hang Seng Bank, Ltd.	61,800	1,676,881
Hong Kong & China Gas Co., Ltd.	797,702	1,581,085
Hong Kong Exchanges and Clearing, Ltd.	110,864	3,167,892
Hysan Development Co, Ltd.	97,000	489,856
Li & Fung, Ltd.	812,000	181,887

MTR Corp., Ltd.	88,217	463,926
Shangri-La Asia, Ltd.	70,000	103,608
Swire Pacific, Ltd., Class A	67,000	733,753
Swire Properties, Ltd.	173,400	656,755
Techtronic Industries Co, Ltd.	106,000	676,141
Wharf Real Estate Investment Co, Ltd.	24,000	154,621
		13,665,619

IRELAND: 0.7%
CRH PLC	69,483	2,273,093
Kerry Group PLC, Class A	22,036	2,436,963
		4,710,056

ISRAEL: 0.3%
Bank Hapoalim BM	210,690	1,542,797
Bank Leumi Le-Israel BM	23,619	155,658
		1,698,455

ITALY: 1.4%
Assicurazioni Generali SpA	106,342	1,831,193
CNH Industrial NV	92,539	1,110,507
EXOR NV	8,321	555,183
Intesa Sanpaolo SpA	1,218,856	3,105,564
Snam SpA	304,084	1,264,527
Tenaris SA	64,728	1,084,028
		8,951,002

JAPAN: 23.5%
Aeon Co., Ltd.	59,600	1,436,080
AEON Financial Service Co., Ltd.	12,200	252,673
AGC, Inc.	24,600	1,020,958
Ajinomoto Co., Inc.	47,000	807,360
ANA Holdings, Inc.	7,000	244,542
Asahi Kasei Corp.	110,000	1,667,831
Asics Corp.	15,900	237,128
Astellas Pharma, Inc.	157,400	2,748,671
Benesse Holdings, Inc.	10,200	290,450
Bridgestone Corp.	5,100	192,747
Casio Computer Co., Ltd.	16,400	268,063
Central Japan Railway Co.	11,300	2,352,635
Chugai Pharmaceutical Co., Ltd.	22,600	1,452,803
CyberAgent, Inc.	6,000	319,300
Dai Nippon Printing Co., Ltd.	44,000	1,023,694
Daifuku Co, Ltd.	8,000	407,717
Daikin Industries, Ltd.	36,000	4,791,729
Daiwa House Industry Co., Ltd.	57,400	1,700,980
Denso Corp.	52,900	2,794,598
Dentsu, Inc.	18,000	835,959
East Japan Railway Co.	36,800	3,418,319
Eisai Co., Ltd.	31,100	3,029,674
Fast Retailing Co., Ltd.	4,200	2,127,714
Fujitsu, Ltd.	16,500	1,175,455
Hitachi Chemical Co., Ltd.	16,400	333,731
Hitachi Construction Machinery Co., Ltd.	17,700	591,749
Hitachi High-Technologies Corp.	3,400	117,396
Hitachi Metals, Ltd.	29,200	361,582
Honda Motor Co., Ltd.	205,000	6,173,831
Hulic Co., Ltd.	5,200	51,027
Inpex Corp.	63,400	792,154
Kajima Corp.	56,500	821,541
Kansai Paint Co., Ltd.	35,100	646,898
Kao Corp.	62,300	5,032,456
KDDI Corp.	145,100	4,002,835
Keio Corp.	8,200	448,816
Keyence Corp.	8,800	5,111,801
Kikkoman Corp.	18,000	1,072,020
Kobe Steel, Ltd.	26,400	234,614
Komatsu, Ltd.	81,500	2,480,118
Konica Minolta, Inc.	54,800	583,179

Kubota Corp.	88,000	1,495,048
Kuraray Co., Ltd.	58,000	871,944
Kyocera Corp.	33,900	2,034,732
Lawson, Inc.	5,200	316,693
Marui Group Co., Ltd.	16,500	407,119
Mazda Motor Corp.	40,300	484,406
Mitsubishi Estate Co., Ltd.	151,500	2,572,476
Mitsubishi Materials Corp.	11,400	340,600
Mitsubishi UFJ Lease & Finance Co., Ltd.	54,900	323,116
Mitsui Fudosan Co., Ltd.	88,000	2,081,274
Mitsui OSK Lines, Ltd.	12,700	370,594
Mizuho Financial Group, Inc.	2,150,200	3,747,371
Murata Manufacturing Co., Ltd.	15,500	2,381,668
Nagoya Railroad Co., Ltd.	3,000	74,293
NEC Corp.	22,300	616,232
NGK Insulators, Ltd.	32,000	527,506
NGK Spark Plug Co., Ltd.	16,100	469,308
Nikon Corp.	31,700	595,684
Nintendo Co., Ltd.	9,200	3,347,266
Nippon Express Co., Ltd.	2,000	131,347
Nitori Holdings Co, Ltd.	4,700	673,537
Nitto Denko Corp.	13,400	1,004,662
Nomura Real Estate Holdings, Inc.	2,400	48,415
Nomura Research Institute, Ltd.	7,100	358,536
NSK, Ltd.	40,900	468,808
NTT DOCOMO, Inc.	100,700	2,706,569
Obayashi Corp.	98,500	932,924
Odakyu Electric Railway Co., Ltd.	14,400	340,659
Omron Corp.	18,700	790,219
Oriental Land Co., Ltd./Japan	17,600	1,840,168
Osaka Gas Co., Ltd.	12,000	234,319
Otsuka Corp.	1,200	44,760
Panasonic Corp.	196,900	2,282,312
Rakuten, Inc.	18,500	141,729
Recruit Holdings Co, Ltd.	92,700	3,096,313
Resona Holdings, Inc.	222,500	1,249,219
Secom Co., Ltd.	20,300	1,654,281
Sekisui House, Ltd.	88,700	1,352,608
Seven & i Holdings Co., Ltd.	70,300	3,134,320
Shimadzu Corp.	32,000	1,002,804
Shimizu Corp.	64,000	584,334
Shin-Etsu Chemical Co., Ltd.	30,700	2,714,132
Shiseido Co., Ltd.	34,100	2,640,974
Sohgo Security Services Co., Ltd.	3,300	145,007
Sompo Holdings, Inc.	29,500	1,256,963
Sony Corp.	123,000	7,476,880
Stanley Electric Co., Ltd.	11,800	403,415
Sumitomo Chemical Co., Ltd.	86,000	503,302
Sumitomo Electric Industries, Ltd.	58,200	913,255
Sumitomo Metal Mining Co., Ltd.	29,000	1,016,865
Sumitomo Mitsui Trust Holdings Inc	21,200	872,305
Suntory Beverage & Food, Ltd.	3,100	131,335
Sysmex Corp.	14,700	1,267,631
T&D Holdings, Inc.	61,500	1,015,646
Taisei Corp.	15,000	683,750
Takeda Pharmaceutical Co., Ltd.	62,500	2,672,376
TDK Corp.	13,100	1,427,365
Teijin, Ltd.	16,100	308,779
Tobu Railway Co., Ltd.	3,000	88,693
Toho Gas Co., Ltd.	11,400	433,737
Tokyo Electron, Ltd.	13,700	1,888,140
Tokyo Gas Co., Ltd.	36,200	890,448
Tokyu Corp.	91,000	1,664,042
Toray Industries, Inc.	136,000	1,020,413
TOTO, Ltd.	19,700	817,045
Unicharm Corp.	27,600	913,164
West Japan Railway Co.	4,100	285,809
Yakult Honsha Co., Ltd.	9,000	738,095

Yamada Denki Co., Ltd.	125,400	634,430
Yamaha Corp.	18,600	985,574
Yamaha Motor Co., Ltd.	21,600	605,725
Yaskawa Electric Corp.	28,900	858,362
Yokogawa Electric Corp.	12,400	262,296
		148,118,954

NETHERLANDS: 5.5%
Aegon NV	179,856	1,167,363
Akzo Nobel NV	21,960	2,054,212
ASML Holding NV	34,923	6,556,953
ING Groep NV	371,027	4,815,596
Koninklijke Ahold Delhaize NV	114,600	2,629,214
Koninklijke DSM NV	19,302	2,044,338
Koninklijke KPN NV	320,708	846,033
Koninklijke Philips NV	106,368	4,848,409
NN Group NV	36,802	1,642,564
Unilever NV	152,150	8,463,321
		35,068,003

NEW ZEALAND: 0.1%
Auckland International Airport, Ltd.	177,846	860,467

NORWAY: 0.9%
Aker BP ASA	16,200	685,961
Equinor ASA	82,654	2,323,922
Marine Harvest ASA	11,055	256,166
Norsk Hydro ASA	140,922	845,090
Schibsted ASA, Class B	12,085	420,005
Telenor ASA	67,610	1,322,155
		5,853,299

PORTUGAL: 0.3%
EDP - Energias de Portugal SA	182,333	672,776
Galp Energia SGPS SA	60,311	1,195,836
		1,868,612

SINGAPORE: 1.4%
Ascendas Real Estate Investment Trus, REIT	185,900	359,085
CapitaLand Commercial Trust, REIT	399,700	520,748
CapitaLand Mall Trust, REIT	254,400	413,471
CapitaLand, Ltd.	204,200	502,979
City Developments, Ltd.	92,900	619,377
DBS Group Holdings, Ltd.	164,483	3,137,866
Keppel Corp., Ltd.	175,700	894,535
Singapore Press Holdings, Ltd.	263,500	553,277
Singapore Telecommunications, Ltd.	778,300	1,844,333
		8,845,671

SPAIN: 4.0%
Amadeus IT Group SA	39,629	3,673,169
Banco Bilbao Vizcaya Argentaria SA	561,062	3,557,270
Bankinter SA	30,469	279,883
CaixaBank SA	316,567	1,439,721
Enagas SA	17,069	460,064
Ferrovial SA	32,190	666,113
Grifols SA	25,477	716,356
Iberdrola SA	613,922	4,509,166
Industria de Diseno Textil SA	93,543	2,826,080
Naturgy Energy Group SA	35,311	962,577
Red Electrica Corp. SA	38,016	794,746
Repsol SA	134,113	2,669,832
Telefonica SA	352,038	2,776,994
		25,331,971

SWEDEN: 4.1%
Assa Abloy AB, Class B	97,351	1,951,292
Atlas Copco AB-A SHS	65,628	1,887,341

Atlas Copco AB-B SHS	43,534	1,159,885
Boliden AB	30,706	853,959
Ericsson, Class B	274,054	2,425,593
Essity AB, Class B	28,100	705,346
Hennes & Mauritz AB, Class B	88,982	1,644,396
Husqvarna AB, Class B	63,136	536,749
Kinnevik AB, Class B	27,532	831,371
Millicom International Cellular SA	2,971	170,390
Nordea Bank Abp	284,392	3,094,354
Sandvik AB	134,396	2,379,380
Skandinaviska Enskilda Banken AB, Class A	161,177	1,796,812
SKF AB, Class B	49,693	977,808
Svenska Handelsbanken AB, Class A	136,755	1,724,704
Swedbank AB, Class A	86,114	2,129,785
Telia Co AB	310,741	1,424,932
		25,694,097

SWITZERLAND: 6.8%
ABB, Ltd.	179,160	4,237,988
Adecco Group AG	19,780	1,039,782
Chocoladefabriken Lindt & Spruengli AG	213	1,490,677
Clariant AG (a)	10,200	265,335
Givaudan SA	802	1,973,388
Kuehne & Nagel International AG	9,918	1,573,740
LafargeHolcim, Ltd. (a)	50,859	2,517,870
Lonza Group AG (a)	7,133	2,440,180
Roche Holding AG	58,512	14,149,097
SGS SA	597	1,571,860
Sika AG	13,620	1,981,976
Sonova Holding AG	4,656	924,067
Straumann Holding AG	1,167	879,175
Swiss Re AG	25,239	2,325,429
Swisscom AG	1,720	780,120
Vifor Pharma AG	2,564	444,522
Zurich Insurance Group AG	13,241	4,174,953
		42,770,159

UNITED KINGDOM: 12.4%
3i Group PLC	115,558	1,414,991
Associated British Foods PLC	40,261	1,201,606
Aviva PLC	316,444	2,019,061
Barratt Developments PLC	95,639	706,289
Berkeley Group Holdings PLC	3,787	181,423
British Land Co. PLC, The, REIT	80,877	650,507
BT Group PLC	766,875	2,251,043
Burberry Group PLC	44,263	1,162,315
Compass Group PLC	144,419	3,210,914
ConvaTec Group PLC	71,121	215,189
Croda International PLC	21,302	1,443,928
GlaxoSmithKline PLC	525,643	10,541,619
Ferguson PLC	18,978	1,609,749
InterContinental Hotels Group PLC	31,504	1,961,034
Intertek Group PLC	21,714	1,412,546
Investec PLC	45,815	321,397
ITV PLC	409,912	841,289
J Sainsbury PLC	85,172	356,828
Johnson Matthey PLC	25,872	1,200,544
Kingfisher PLC	170,956	578,040
Legal & General Group PLC	440,094	1,502,390
London Stock Exchange Group PLC	25,949	1,550,627
Marks & Spencer Group PLC	143,375	539,440
Mondi PLC	38,508	1,054,338
National Grid PLC	272,197	2,811,459
Next PLC	15,861	1,135,109
NMC Health PLC	6,400	282,912
Pearson PLC	83,784	969,914
Prudential PLC	217,267	4,981,509
Reckitt Benckiser Group PLC	60,460	5,523,021
RELX NV (a)	70,825	1,487,977

RELX PLC	82,949	1,744,968
Royal Mail PLC	84,547	525,577
RSA Insurance Group PLC	97,809	732,803
Schroders PLC	10,106	407,053
Segro PLC, REIT	62,928	523,642
Sky PLC	92,902	2,093,620
SSE PLC	71,840	1,072,849
Standard Chartered PLC	249,098	2,063,829
Standard Life Aberdeen PLC	210,664	839,417
Taylor Wimpey PLC	415,372	928,438
Tesco PLC	668,788	2,090,975
Travis Perkins PLC	2,056	28,531
Unilever PLC	115,495	6,344,614
Whitbread PLC	21,783	1,338,823
Wm Morrison Supermarkets PLC	338,295	1,143,767
WPP PLC	92,002	1,347,330
		78,345,244

TOTAL COMMON STOCKS
(Cost $556,461,434)		615,775,476

PREFERRED STOCKS: 0.4%
GERMANY: 0.4%
Bayerische Motoren Werke AG	8,391	658,112
Henkel AG & Co. KGaA	12,130	1,422,251
Sartorius AG	3,300	534,901
		2,615,264

TOTAL PREFERRED STOCKS		2,615,264
(Cost $2,429,108)

EXCHANGE-TRADED FUNDS: 1.5%
iShares Core MSCI EAFE ETF	144,218	9,241,489
(Cost $9,096,525)

MONEY MARKET: 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, 1.970% (c)(d)	158,438	158,438
(Cost $158,438)

TOTAL INVESTMENTS: 99.4%		627,790,667
(Cost $568,145,505)

Other assets and liabilities - (net): 0.6%
		3,494,295

Net Assets: 100.0%
		$631,284,962

(a)	Non-income producing security.
(b)	Rounds to less than 0.05%
(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.
(d)	Premier Class shares

REIT - Real Estate Investment Trust

	Schedule of Investments (Unaudited)
Pax Core Bond Fund		September 30, 2018

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
EXCHANGE-TRADED FUNDS: 1.6%
iShares Core U.S. Aggregate Bond ETF	104,150	$10,989,908
(Cost $11,032,563)

BONDS: 95.6%
COMMUNITY INVESTMENT NOTES: 0.5%
Calvert Social Investment Foundation, Inc., 1.500%, 04/30/20	$3,000,000	3,000,000
CINI Investment Note, 2.000%, 10/31/20 (a)(b)	276,251	276,251
Envest Microfinance Fund, LLC, Sr. Note, Series A, 4.000%, 09/15/20	100,000	96,682

TOTAL COMMUNITY INVESTMENT NOTES		3,372,933
(Cost $3,376,251)

CORPORATE BONDS: 31.1%
COMMUNICATION SERVICES: 2.5%
AT&T, Inc., 3.600%, 02/17/23	2,000,000	1,989,088
AT&T, Inc., 4.250%, 03/01/27	1,000,000	988,811
Discovery Communications, LLC, 3.950%, 03/20/28	2,000,000	1,903,594
Level 3 Financing, Inc., 5.375%, 01/15/24	1,000,000	1,001,740
Nexstar Broadcasting, Inc., 144A, 6.125%, 02/15/22 (c)	1,000,000	1,021,250
Sirius XM Radio, Inc., 144A, 4.625%, 05/15/23 (c)	1,500,000	1,490,550
Sprint Communications, Inc., 144A, 9.000%, 11/15/18 (c)	2,000,000	2,014,900
Verizon Communications, Inc., 3.500%, 11/01/24	1,500,000	1,481,144
Verizon Communications, Inc., 4.500%, 08/10/33	1,000,000	994,435
Virgin Media Secured Finance PLC, 144A, 5.500%, 08/15/26 (c)	2,000,000	1,980,000
Walt Disney Co., The, 3.750%, 06/01/21	2,026,000	2,069,988
		16,935,500

CONSUMER DISCRETIONARY: 2.3%
Amazon.com, Inc., 2.800%, 08/22/24	1,000,000	966,117
Amazon.com, Inc., 3.875%, 08/22/37	500,000	491,148
Dollar General Corp., 4.125%, 05/01/28	1,000,000	988,125
GLP Capital, LP/Financing II, Inc., 5.300%, 01/15/29	2,000,000	2,010,800
Home Depot, Inc., The, 2.800%, 09/14/27 (d)	2,000,000	1,867,940
IHO Verwaltungs GmbH, 144A, 4.500%, 09/15/23 (c)	1,000,000	971,360
Lennar Corp., 4.125%, 12/01/18	1,000,000	998,750
Marriott International, Inc., 3.250%, 09/15/22	2,000,000	1,965,506
New Red Finance, Inc., 144A, 4.250%, 05/15/24 (c)	1,000,000	950,000
QVC, Inc., 3.125%, 04/01/19	2,000,000	2,000,298
Ross Stores, Inc., 3.375%, 09/15/24	2,000,000	1,967,749
TJX Cos, Inc., The, 2.250%, 09/15/26	1,000,000	906,566
		16,084,359

CONSUMER STAPLES: 1.1%
Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23	2,000,000	1,979,306
Campbell Soup Co., 3.300%, 03/19/25	1,000,000	922,332
CVS Health Corp., 2.957%, 03/09/20 (e)	500,000	502,680
CVS Health Corp., 4.300%, 03/25/28	1,000,000	994,073
Lamb Weston Holdings, Inc., 144A, 4.625%, 11/01/24 (c)	1,000,000	981,250
PepsiCo, Inc., 3.000%, 10/15/27 (d)	1,000,000	955,677
Performance Food Group, Inc., 144A, 5.500%, 06/01/24 (c)	1,000,000	995,000
		7,330,318

ENERGY: 2.0%
AmeriGas Partners LP / Finance Corp., 5.875%, 08/20/26	2,000,000	1,995,000
ConocoPhillips Co., 4.950%, 03/15/26	1,000,000	1,080,389
ConocoPhillips Co., 6.500%, 02/01/39	500,000	650,296
MidAmerican Energy Co., 3.100%, 05/01/27	3,000,000	2,861,377
Noble Energy, Inc., 3.900%, 11/15/24	2,000,000	1,966,744
Occidental Petroleum Corp., 3.500%, 06/15/25	2,000,000	1,986,292
ONEOK Partners, LP, 8.625%, 03/01/19	2,000,000	2,045,400
Sabine Pass Liquefaction, LLC, 5.625%, 03/01/25	1,000,000	1,067,936
Schlumberger Finance Canada, Ltd., 144A, 2.650%, 11/20/22 (c)	500,000	484,667
		14,138,101

FINANCIALS: 14.3%
Allstate Corp., The, 2.816%, 03/29/21 (e)	1,000,000	1,001,554
Allstate Corp., The, 3.150%, 06/15/23	2,000,000	1,964,466
Ally Financial, Inc., 3.250%, 11/05/18	2,000,000	2,000,000
Asian Development Bank, 2.750%, 03/17/23	3,000,000	2,958,935
Asian Development Bank, 2.125%, 03/19/25	2,000,000	1,880,480
Bank of America Corp., 2.151%, 11/09/20	2,000,000	1,957,756
Bank of America Corp., 3.499%, 05/17/22 (e)	3,000,000	2,999,472
Bank of America Corp., 3.300%, 01/11/23	1,000,000	986,701
Bank of America Corp., 3.500%, 04/19/26	1,000,000	967,762
Bank of New York Mellon Corp., The, 3.400%, 01/29/28	1,000,000	972,797
BlackRock, Inc., 3.375%, 06/01/22	2,350,000	2,360,644
Charles Schwab Corp., The, 2.650%, 01/25/23	2,000,000	1,936,510
Charles Schwab Corp., The, 3.200%, 01/25/28	1,000,000	951,198
Chubb INA Holdings, Inc., 3.350%, 05/03/26	2,000,000	1,945,971
CIT Group, Inc., 4.125%, 03/09/21	1,000,000	1,002,500
Digital Realty Trust LP, REIT, 3.950%, 07/01/22	1,750,000	1,762,389
Discover Bank, 3.200%, 08/09/21	1,000,000	987,497
Discover Bank, 4.650%, 09/13/28 (d)	1,000,000	1,002,010
European Investment Bank, 1.625%, 03/16/20	2,000,000	1,965,279
European Investment Bank, 1.625%, 08/14/20	3,000,000	2,930,630
European Investment Bank, 2.000%, 03/15/21	3,000,000	2,932,689
Fifth Third Bank, 2.250%, 06/14/21	2,000,000	1,941,953
Ford Motor Credit Co., LLC, 3.572%, 11/20/18 (e)	3,000,000	3,002,801
Ford Motor Credit Co., LLC, 3.164%, 03/12/19 (e)	1,000,000	1,001,074
Ford Motor Credit Co., LLC, 3.549%, 02/15/23 (e)	4,000,000	3,980,210
Goldman Sachs Group, Inc., The, 4.750%, 10/21/45	2,000,000	2,038,991
ING Bank NV, 144A, 2.000%, 11/26/18 (c)	2,000,000	1,998,390
International Bank for Reconstruction & Development, 2.125%, 03/03/25	4,000,000	3,777,276
International Bank for Reconstruction & Development, 2.750%, 05/31/36	2,000,000	1,731,438
International Finance Corp., 2.500%, 04/15/23 (e)	3,000,000	2,948,989
International Finance Corp., 1.500%, 04/15/26 (e)	1,034,000	961,197
JPMorgan Chase & Co., 2.972%, 01/15/23 (d)	2,000,000	1,949,094
JPMorgan Chase & Co., 2.950%, 10/01/26	2,000,000	1,861,314
Kreditanstalt fuer Wiederaufbau, 2.125%, 06/15/22 (d)	2,000,000	1,935,689
Kreditanstalt fuer Wiederaufbau, 2.375%, 12/29/22	3,000,000	2,917,553
Morgan Stanley, 2.200%, 12/07/18	2,000,000	1,998,970
Morgan Stanley, 2.625%, 11/17/21	2,000,000	1,945,487
Morgan Stanley, 3.528%, 01/20/22 (e)	4,000,000	4,057,280
North American Development Bank, 2.400%, 10/26/22	2,000,000	1,919,914
PNC Bank NA, 2.625%, 02/17/22	2,000,000	1,948,984
PNC Bank NA, 3.100%, 10/25/27 (d)	1,000,000	943,488
Prudential Financial, Inc., 7.375%, 06/15/19	2,000,000	2,063,196
Raymond James Financial, Inc., 3.625%, 09/15/26	1,000,000	957,841
Regions Financial Corp., 3.800%, 08/14/23	2,500,000	2,489,677
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	2,000,000	2,093,121

Starwood Property Trust, Inc., 144A, 3.625%, 02/01/21 (c)	1,000,000	982,500
Toyota Motor Credit Corp., 2.431%, 01/10/20 (e)	2,000,000	2,002,854
Toyota Motor Credit Corp., 3.450%, 09/20/23	3,000,000	2,994,137
Travelers Cos, Inc., The, 3.750%, 05/15/46	1,000,000	926,729
US Bancorp, 1.950%, 11/15/18 (d)	2,064,000	2,062,778
		98,900,165

HEALTH CARE: 2.6%
Abbott Laboratories, 3.750%, 11/30/26	2,000,000	1,997,868
AbbVie, Inc., 3.200%, 05/14/26	2,000,000	1,865,361
Amgen, Inc., 3.625%, 05/22/24	2,000,000	2,000,500
Anthem, Inc., 4.101%, 03/01/28	1,000,000	986,816
Becton Dickinson and Co, 3.363%, 06/06/24	1,000,000	967,416
Eli Lilly & Co., 3.100%, 05/15/27	2,000,000	1,928,562
HCA, Inc., 4.500%, 02/15/27 (d)	1,000,000	981,250
Merck & Co., Inc., 2.800%, 05/18/23	2,000,000	1,960,606
Quest Diagnostics, Inc., 3.450%, 06/01/26	1,000,000	951,525
UnitedHealth Group, Inc., 3.500%, 06/15/23	2,000,000	2,005,392
Zoetis, Inc., 3.000%, 09/12/27	1,000,000	931,403
Zoetis, Inc., 3.900%, 08/20/28	1,000,000	991,714
		17,568,413

INDUSTRIALS: 1.7%
Burlington Northern Santa Fe LLC, 4.050%, 06/15/48	1,000,000	975,337
Cummins, Inc., 7.125%, 03/01/28	1,000,000	1,215,011
Ingersoll-Rand Co., 6.443%, 11/15/27	2,000,000	2,252,423
Masco Corp., 4.375%, 04/01/26	1,000,000	997,044
Tesla Energy Operations, Inc., 4.700%, 05/29/25 (b)	2,000,000	1,877,845
United Parcel Service, Inc., 2.400%, 11/15/26	1,000,000	914,127
United Parcel Service, Inc., 3.050%, 11/15/27	1,000,000	957,684
Waste Management, Inc., 2.900%, 09/15/22	2,500,000	2,448,293
		11,637,764

INFORMATION TECHNOLOGY: 3.2%
Adobe Systems, Inc., 4.750%, 02/01/20	1,150,000	1,175,085
Apple, Inc., 2.850%, 05/06/21	1,000,000	995,379
Apple, Inc., 2.850%, 05/11/24	500,000	485,098
Apple, Inc., 3.000%, 06/20/27	2,500,000	2,381,736
CA, Inc., 5.375%, 12/01/19	1,500,000	1,533,641
Cisco Systems, Inc., 2.821%, 03/01/19 (e)	2,000,000	2,004,360
Dell International, LLC/EMC Corp., 144A, 6.020%, 06/15/26 (c)	1,000,000	1,070,442
eBay, Inc., 2.750%, 01/30/23 (d)	1,000,000	961,369
First Data Corp., 144A, 7.000%, 12/01/23 (c)	1,000,000	1,043,750
Intel Corp., 3.150%, 05/11/27 (d)	1,500,000	1,451,068
MasterCard, Inc., 3.500%, 02/26/28	1,000,000	988,521
Microsoft Corp., 2.875%, 02/06/24	1,000,000	978,324
Microsoft Corp., 2.400%, 08/08/26	3,000,000	2,769,086
NetApp, Inc., 3.250%, 12/15/22	671,000	654,012
salesforce.com, Inc., 3.700%, 04/11/28	2,000,000	1,985,255
Visa, Inc., 3.650%, 09/15/47	2,000,000	1,867,702
		22,344,828

MATERIALS: 0.3%
LyondellBasell Industries NV, 6.000%, 11/15/21	2,000,000	2,125,019

REAL ESTATE: 0.7%
Alexandria Real Estate Equities, Inc., 4.000%, 01/15/24	2,000,000	2,007,094
Iron Mountain, Inc., 144A, 4.875%, 09/15/27 (c)	1,000,000	922,500
iStar, Inc., 5.000%, 07/01/19	646,000	647,486
iStar, Inc., 6.000%, 04/01/22	1,000,000	1,010,000
		4,587,080

UTILITIES: 0.4%
CenterPoint Energy Houston Electric LLC, 2.250%, 08/01/22	1,000,000	955,459
Southern Power Co., 4.150%, 12/01/25	2,000,000	1,975,942
		2,931,401

TOTAL CORPORATE BONDS
(Cost $218,292,987)		214,582,948

U.S. GOVERNMENT AGENCY BONDS: 0.7%
FEDERAL HOME LOAN BANK SYSTEM (AGENCY): 0.1%
2.375%, 03/12/21	1,000,000	988,358

FANNIE MAE: 0.6%
1.000%, 12/20/18	4,000,000	3,989,240

TOTAL U.S. GOVERNMENT AGENCY BONDS
(Cost $4,994,013)		4,977,598

MUNICIPAL BONDS: 4.6%
Alabama Economic Settlement Authority, 3.163%, 09/15/25	1,800,000	1,768,086
City & County of San Francisco CA , 4.000%, 09/01/48	2,000,000	1,917,600
City of Houston TX Combined Utility System Revenue, 3.923%, 11/15/30	1,500,000	1,501,770
City of Los Angeles CA Wastewater System Revenue, 3.144%, 06/01/26	2,000,000	1,945,780
City of San Francisco CA Public Utilities Commission Water R, 2.619%, 11/01/22	1,000,000	970,710
City of San Francisco CA Public Utilities Commission Water R, 6.000%, 11/01/40	2,815,000	3,440,071
Commonwealth of Massachusetts, 4.200%, 12/01/21	2,000,000	2,046,920
Dallas Independent School District, 6.450%, 02/15/35	1,000,000	1,072,180
New Jersey Transportation Trust Fund Authority, 6.104%, 12/15/28	2,500,000	2,613,650
New York City Water & Sewer System, 5.440%, 06/15/43	2,500,000	3,012,975
Ohio State University/The, 4.910%, 06/01/40	2,000,000	2,256,880
Santa Clara Valley Water District, 3.369%, 06/01/27	1,305,000	1,276,538
State of California, 5.000%, 10/01/28	1,000,000	1,145,020
State of Georgia, 4.310%, 10/01/26	2,000,000	2,111,240
State of Oregon, 3.227%, 05/01/24	1,000,000	997,010
Taft Independent School District/TX, 4.207%, 08/15/36	1,500,000	1,545,135
University of Massachusetts Building Authority, 6.573%, 05/01/39	1,800,000	1,838,916
TOTAL MUNICIPAL BONDS
(Cost $32,163,109)		31,460,481

U.S. TREASURY NOTES: 30.0%
1.000%, 10/15/19 (d)	6,000,000	5,898,164
1.250%, 07/15/20	4,622,160	4,675,628
2.750%, 09/30/20	17,000,000	16,978,418
2.375%, 03/15/21	7,000,000	6,921,250
0.125%, 04/15/21	3,189,840	3,125,015
0.125%, 04/15/22 (TIPS)	6,217,380	6,042,030
2.625%, 02/28/23	33,000,000	32,581,055
2.125%, 11/30/23 (TIPS)	15,000,000	14,404,688
2.125%, 03/31/24 (TIPS)	1,000,000	957,422
0.125%, 07/15/24	4,245,280	4,079,165
2.375%, 08/15/24	34,000,000	32,884,375

2.750%, 08/31/25	2,000,000	1,967,383
0.625%, 01/15/26 (TIPS)	3,181,740	3,114,356
0.375%, 07/15/27	10,302,000	9,846,995
2.750%, 02/15/28 (TIPS)	1,000,000	975,137
4.500%, 02/15/36 (d) (TIPS)	9,000,000	10,681,348
5.000%, 05/15/37	2,000,000	2,531,641
4.500%, 05/15/38	3,000,000	3,600,527
4.375%, 11/15/39	8,000,000	9,495,625
0.875%, 02/15/47	1,043,970	1,000,023
3.125%, 05/15/48	36,000,000	35,528,905
TOTAL U.S. TREASURY NOTES
(Cost $213,838,234)		207,289,150

MORTGAGE-BACKED SECURITIES: 28.7%
GINNIE MAE (MORTGAGE-BACKED): 1.8%
1.550%, 06/16/36	3,095,151	2,981,299
6.000%, 01/15/38	301,941	335,974
3.020%, 09/15/41	1,893,908	1,803,507
3.000%, 05/15/43	1,596,226	1,558,438
3.500%, 11/20/46	1,541,220	1,534,409
2.917%, 09/16/50 (e)	2,000,000	1,916,228
2.621%, 03/16/55 (e)	2,149,166	2,046,299
		12,176,154

FREDDIE MAC (MORTGAGE-BACKED): 5.6%
4.000%, 06/01/26	2,578,445	2,640,591
3.500%, 12/01/30	1,677,213	1,686,456
4.000%, 08/01/31	1,210,033	1,232,036
3.000%, 07/01/33	1,792,361	1,754,546
3.500%, 01/01/34	1,618,116	1,625,107
4.000%, 10/01/35	3,145,368	3,214,196
3.500%, 04/01/42	1,313,420	1,303,272
2.456%, 01/01/43 (e)	1,974,663	1,940,356
4.000%, 08/01/44	1,290,495	1,312,719
3.500%, 02/01/45	1,992,756	1,979,793
4.000%, 08/01/47	1,762,711	1,782,723
3.500%, 09/01/47	1,883,390	1,855,741
3.500%, 10/01/47	2,836,562	2,794,808
3.500%, 12/01/47	1,894,227	1,866,327
3.500%, 03/01/48	2,885,444	2,842,852
4.000%, 04/01/48	5,793,524	5,856,920
3.500%, 05/01/48	2,945,375	2,901,811
		38,590,254

FANNIE MAE (MORTGAGE-BACKED): 15.2%
2.480%, 08/01/26	1,997,249	1,871,442
2.270%, 09/01/26	2,000,000	1,825,752
3.270%, 09/01/27	2,380,000	2,331,587
3.660%, 01/01/29	2,000,000	2,010,132
4.500%, 04/01/34	1,446,842	1,500,843
3.500%, 07/01/35	1,849,742	1,851,663
4.000%, 07/01/36	1,425,797	1,459,614
3.500%, 09/01/37	1,798,848	1,799,884
4.000%, 03/01/38	2,871,679	2,932,653
5.000%, 06/01/40	1,146,585	1,220,556
3.500%, 12/01/40	1,449,848	1,438,567
4.000%, 01/01/41	1,583,091	1,611,247
4.000%, 02/01/41	3,488,518	3,550,833
4.500%, 03/01/41	1,292,186	1,345,044
3.500%, 10/01/41	1,333,042	1,322,689
4.500%, 11/01/41	1,214,532	1,264,382
4.000%, 01/01/42	3,392,119	3,457,977
4.000%, 07/01/42	3,126,814	3,182,256
3.500%, 06/01/43	2,019,936	2,002,432
4.000%, 08/01/43	1,410,339	1,431,759
2.824%, 09/01/43 (e)	1,100,927	1,147,583
4.000%, 06/01/45	1,537,482	1,567,044
3.500%, 08/01/45	3,980,064	3,942,210
4.000%, 09/01/45	1,939,723	1,970,146
4.000%, 10/01/45	1,888,658	1,910,797
3.500%, 10/01/45	2,106,693	2,082,788
4.000%, 11/01/45	4,423,640	4,475,613
3.500%, 04/01/46	1,926,729	1,904,268
4.000%, 06/01/46	1,988,597	2,011,081
3.500%, 06/01/46	1,596,569	1,577,792
3.000%, 06/01/46	4,895,811	4,691,891
4.000%, 07/01/46	2,320,260	2,349,358
4.000%, 08/01/46	1,494,366	1,515,042
4.500%, 09/01/46	1,322,675	1,375,613
4.000%, 10/01/46	1,552,435	1,569,788
3.000%, 10/01/46	1,700,588	1,629,552
4.500%, 01/01/47	1,782,219	1,841,104
4.000%, 01/01/47	1,981,865	2,007,632
4.000%, 05/01/47	3,812,097	3,862,111
4.000%, 06/01/47	2,683,207	2,712,377
4.000%, 06/01/47	2,572,991	2,602,355
3.500%, 07/01/47	2,760,219	2,722,662
3.500%, 08/01/47	3,763,402	3,708,927
3.500%, 11/01/47	2,837,676	2,802,388
4.000%, 01/01/48	2,947,131	2,986,843
4.500%, 06/01/48	1,972,961	2,042,463
3.500%, 06/01/48	2,969,834	2,930,595
		105,351,335

COMMERCIAL MORTGAGE-BACKED: 6.1%
Arroyo Mortgage Trust 2018-1, 144A, 3.763%, 04/25/48 (c)(e)	2,321,165	2,327,421
Bayview Opportunity Master Fund IVa Trust 2016, 144A, 4.000%, 04/28/55 (c)	1,655,429	1,664,882
Bellemeade Re 2018-1, Ltd., 144A, 3.665%, 04/25/28 (c)(e)	1,000,000	1,006,620
Bellemeade Re 2018-2, Ltd., 144A, 3.417%, 08/25/28 (c)(e)	2,000,000	2,017,279
COLT 2018-1 Mortgage Loan Trust, 144A, 2.981%, 02/25/48 (c)(e)	255,863	255,332
COLT 2018-3 Mortgage Loan Trust, 144A, 3.763%, 10/26/48 (c)(e)	1,000,000	1,002,453
Deephaven Residential Mortgage Trust 2018-1, 144A, 3.027%, 12/25/57 (c)(e)	1,093,101	1,078,071
Dell Equipment Finance Trust 2017-2, 144A, 2.470%, 10/24/22 (c)	750,000	739,097
Invitation Homes 2018-SFR3 Trust, 144A, 3.158%, 07/17/37 (c)(e)	2,497,679	2,517,572
Mastr Asset Backed Securities Trust 2007-NCW, 144A, 2.665%, 05/25/37 (b)(c)(e)	1,669,103	1,618,644
Metlife Securitization Trust, 144A, 3.000%, 04/25/55 (c)(e)	637,794	622,576
Mill City Mortgage Trust 2015-1, 144A, 3.739%, 06/25/56 (c)(e)	2,000,000	2,022,146
Mosaic Solar Loan Trust 2018-1, 144A, 4.010%, 06/22/43 (c)	1,364,016	1,353,884
Mosaic Solar Loans 2017-1 LLC, 144A, 4.450%, 06/20/42 (c)	1,201,993	1,211,737
Mosaic Solar Loans 2017-2 LLC, 144A, 3.820%, 06/22/43 (c)	788,208	776,756
Mosaic Solar Loans 2017-2 LLC, 144A, 2.000%, 06/22/43 (c)	2,000,000	1,878,605
Navistar Financial Dealer Note Master Owner Trust II, 144A, 3.218%, 09/25/23 (c)(e)	2,250,000	2,256,330
Radnor RE 2018-1, Ltd., 144A, 3.465%, 03/25/28 (c)(e)	3,000,000	3,008,962
Sequoia Mortgage Trust 2017-CH2, 144A, 4.000%, 12/25/47 (c)(e)	773,827	777,624
Sequoia Mortgage Trust 2018-CH1, 144A, 4.000%, 02/25/48 (c)(e)	655,704	657,750
Sequoia Mortgage Trust 2018-CH3, 144A, 4.500%, 08/25/48 (c)(e)	1,921,387	1,945,869
SoFi Professional Loan Program 2015-d LLC, 144A, 3.590%, 10/26/37 (c)	1,675,961	1,664,273
SoFi Professional Loan Program 2018-A LLC, 144A, 2.415%, 02/25/42 (c)(e)	632,439	632,848

TES 2017-2 LLC, 144A, 4.120%, 02/20/48 (c)	1,953,289	1,895,773
Tesla Auto Lease Trust 2018-A, 144A, 2.750%, 02/20/20 (c)	500,000	497,566
Towd Point Asset Trust 2018-SL1, 144A, 2.665%, 01/25/46 (c)(e)	1,828,959	1,820,809
Towd Point Mortgage Trust 2017-5, 144A, 2.665%, 02/25/57 (c)(e)	743,774	746,300
Towd Point Mortgage Trust, 144A, 3.750%, 11/25/57 (c)(e)	1,000,000	998,755
Towd Point Mortgage Trust, 144A, 3.642%, 11/25/60 (c)(e)	2,000,000	2,009,446
Vivint Solar Financing V LLC, 144A, 4.730%, 04/30/48 (c)	1,000,000	997,704
		42,003,084

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $203,985,508)		198,120,827

TOTAL BONDS
(Cost $676,650,102)		659,803,937

CERTIFICATES OF DEPOSIT: 0.1%
Community Credit Union of Lynn, 2.200%, 11/29/22 (b)	250,000	240,150
Self-Help Federal Credit Union, 1.700%, 04/13/20 (b)	250,000	246,200
TOTAL CERTIFICATES OF DEPOSIT		486,350
(Cost $500,000)

MONEY MARKET: 5.0%
State Street Institutional U.S. Government Money Market Fund, 1.970% (f)(g)	34,602,145	34,602,145
TOTAL MONEY MARKET
(Cost $34,602,145)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.087% (f)	4,474,475	4,474,475
(Cost $4,474,475)

TOTAL INVESTMENTS: 102.9%
(Cost $727,259,285)		710,356,815

PAYABLE UPON RETURN OF SECURITIES LOANED (NET):- 0.6%		(4,474,475)

Other assets and liabilities - (net):- 2.3%		(15,996,510)

Net Assets: 100.0%		$689,885,830

(a)	Fair valued security.
(b)	Illiquid security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(d)	Security of partial position of this security was on loan as of September 30, 2018. The total market value of securities on loan as of September 30, 2018 was $26,821,589.
(e)	Rate shown reflects the accrual rate as of September 30, 2018 on securities with variable or step rates.
(f)	Rate shown represents annualized 7-day yield as of September 30, 2018.
(g)	Premier Class shares

LP - Limited Partnership

REIT - Real Estate Investment Trust

TIPS - Treasury Inflation Protected Securities

	Schedule of Investments (Unaudited)
Pax High Yield Bond Fund		September 30, 2018
	SHARES/
PERCENT OF NET ASSETS	PRINCIPAL/
NAME OF ISSUER AND TITLE OF ISSUE	CONTRACTS	VALUE
COMMON STOCKS: 0.4%
ENERGY: 0.4%
Chaparral Energy, Inc., Class A (a)	64,025	$1,128,121
Chaparral Energy, Inc., Class B (a)(b)(c)	19,281	320,450
		1,448,571

HEALTH CARE: 0.0%
Interactive Health, Inc. (a)(b)(c)	706	0

RETAIL: 0.0% (d)
Charlotte Russe, Inc. (a)(b)	7,784	15,568

TOTAL COMMON STOCKS		1,464,139
(Cost $2,383,495)

PREFERRED STOCKS: 0.3%
HEALTH CARE: 0.0%
Interactive Health, Inc., 0.000% (b)(c)	1,412	0

LEISURE: 0.3%
RLJ Lodging Trust, REIT, 1.950%	38,500	1,000,230

TOTAL PREFERRED STOCKS		1,000,230
(Cost $1,355,497)

BONDS: 95.5%
CORPORATE BONDS: 94.2%
AUTOMOTIVE: 2.9%
Allison Transmission, Inc., 144A, 5.000%, 10/01/24 (e)	$950,000	947,625
Allison Transmission, Inc., 144A, 4.750%, 10/01/27 (e)	950,000	898,938
Delphi Technologies PLC, 144A, 5.000%, 10/01/25 (e)	1,950,000	1,840,313
FXI Holdings, Inc., 144A, 7.875%, 11/01/24 (e)	950,000	908,438
IHO Verwaltungs GmbH, 144A, 4.500%, 09/15/23 (e)	1,900,000	1,845,584
IHO Verwaltungs GmbH, 144A, 4.750%, 09/15/26 (e)	475,000	448,875
Meritor, Inc., 6.250%, 02/15/24	2,225,000	2,277,843
Nexteer Automotive Group Ltd, 144A, 5.875%, 11/15/21 (e)	2,000,000	2,046,900
		11,214,516

BANKING: 3.2%
Ally Financial, Inc., 3.500%, 01/27/19	1,450,000	1,451,813
Ally Financial, Inc., 4.250%, 04/15/21	2,000,000	2,015,000
Ally Financial, Inc., 4.125%, 02/13/22	2,300,000	2,302,875
Ally Financial, Inc., 5.750%, 11/20/25	1,800,000	1,865,250
CIT Group, Inc., 5.000%, 08/01/23	1,000,000	1,022,600
CIT Group, Inc., 5.250%, 03/07/25	500,000	511,250
CIT Group, Inc., 6.125%, 03/09/28	950,000	995,125
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22	950,000	994,232
Royal Bank of Scotland Group PLC, 5.125%, 05/28/24	900,000	901,780
		12,059,925

BASIC INDUSTRY: 10.4%
Alcoa Nederland Holding BV, 144A, 7.000%, 09/30/26 (e)	1,450,000	1,564,188
Alcoa Nederland Holding BV, 144A, 6.125%, 05/15/28 (e)	475,000	489,250
Arconic, Inc., 5.900%, 02/01/27	1,000,000	1,022,610
Cleveland-Cliffs, Inc., 144A, 4.875%, 01/15/24 (e)	1,450,000	1,431,875
Cleveland-Cliffs, Inc., 5.750%, 03/01/25	500,000	488,125

Core & Main, LP, 144A, 6.125%, 08/15/25 (e)	1,500,000	1,440,000
Ingevity Corp., 144A, 4.500%, 02/01/26 (e)	1,425,000	1,362,229
Koppers, Inc., 144A, 6.000%, 02/15/25 (e)	950,000	952,375
Lennar Corp., 4.125%, 12/01/18	1,000,000	998,750
Lennar Corp., 4.875%, 12/15/23	975,000	985,969
Lennar Corp., 4.750%, 05/30/25	1,000,000	978,750
Lennar Corp., 4.750%, 11/29/27	950,000	915,563
Mercer International, Inc., 6.500%, 02/01/24	950,000	973,845
Mercer International, Inc., 5.500%, 01/15/26	950,000	933,375
Meritage Homes Corp., 5.125%, 06/06/27	1,900,000	1,757,500
New Enterprise Stone & Lime Co., Inc., 144A, 10.125%, 04/01/22 (e)	1,000,000	1,075,625
New Enterprise Stone & Lime Co., Inc., 144A, 6.250%, 03/15/26 (e)	950,000	959,500
New Gold, Inc., 144A, 6.375%, 05/15/25 (e)	500,000	417,500
Novelis Corp., 144A, 5.875%, 09/30/26 (e)	1,000,000	979,500
Sappi Papier Holding GmbH, 144A, 7.500%, 06/15/32 (e)	900,000	913,500
SPCM SA, 144A, 4.875%, 09/15/25 (e)	950,000	908,191
Standard Industries, Inc., 144A, 6.000%, 10/15/25 (e)	2,150,000	2,206,438
Standard Industries, Inc., 144A, 5.000%, 02/15/27 (e)	1,850,000	1,745,937
Starfruit Finco BV/US Holdco, LLC, 144A, 8.000%, 10/01/26 (e)	2,000,000	2,032,500
Taylor Morrison Communities, Inc./Holdings II, Inc., 144A, 5.625%, 03/01/24 (e)	2,550,000	2,524,500
TRI Pointe Group, Inc., 5.250%, 06/01/27	1,900,000	1,698,125
US Concrete, Inc., 6.375%, 06/01/24	1,900,000	1,931,730
USG Corp., 144A, 4.875%, 06/01/27 (e)	1,900,000	1,925,669
Valvoline, Inc., 5.500%, 07/15/24	900,000	904,500
WESCO Distribution, Inc., 5.375%, 06/15/24	1,900,000	1,888,125
Zachry Holdings, Inc., 144A, 7.500%, 02/01/20 (e)	1,400,000	1,410,500
		39,816,244

CAPITAL GOODS: 6.3%
ARD Finance SA, 7.125%, 09/15/23	2,000,000	2,020,000
ARD Securities Finance SARL, 144A, 8.750%, 01/31/23 (e)	1,045,694	1,050,922
Ardagh Packaging Finance PLC/ Holdings USA, Inc., 144A, 7.250%, 05/15/24 (e)	500,000	525,000
BBA US Holdings, Inc., 144A, 5.375%, 05/01/26 (e)	1,450,000	1,455,437
Bombardier, Inc., 144A, 8.750%, 12/01/21 (e)	450,000	498,645
Bombardier, Inc., 144A, 7.500%, 12/01/24 (e)	1,450,000	1,533,375
Crown Americas, LLC/Capital Corp. VI, 144A, 4.750%, 02/01/26 (e)	1,650,000	1,579,875
CTP Transportation Products LLC/Finance, Inc., 144A, 8.250%, 12/15/19 (e)	1,100,000	1,102,750
Flex Acquisition Co, Inc., 144A, 7.875%, 07/15/26 (e)	1,000,000	990,000
Manitowoc Co, Inc., The, 144A, 12.750%, 08/15/21 (e)	2,250,000	2,469,375
Matthews International Corp., 144A, 5.250%, 12/01/25 (e)	1,450,000	1,406,500
Mueller Water Products, Inc., 144A, 5.500%, 06/15/26 (e)	1,900,000	1,914,250
OI European Group BV, 144A, 4.000%, 03/15/23 (e)	2,400,000	2,286,000
Owens-Brockway Glass Container, Inc., 144A, 6.375%, 08/15/25 (e)	950,000	980,875
RBS Global, Inc. / Rexnord LLC, 144A, 4.875%, 12/15/25 (e)	1,450,000	1,388,375
Vertiv Group Corp., 144A, 9.250%, 10/15/24 (e)	1,450,000	1,515,250
Vertiv Intermediate Holding Corp., 144A, 12.000%, 02/15/22 (e)	1,500,000	1,539,375
		24,256,004

CONSUMER GOODS: 5.0%
Central Garden & Pet Co, 5.125%, 02/01/28	2,000,000	1,905,000
Cott Holdings, Inc., 144A, 5.500%, 04/01/25 (e)	2,400,000	2,349,000
Energizer Gamma Acquisition, Inc., 144A, 6.375%, 07/15/26 (e)	950,000	984,438
High Ridge Brands Co., 144A, 8.875%, 03/15/25 (e)	2,995,000	1,463,806
Lamb Weston Holdings, Inc., 144A, 4.625%, 11/01/24 (e)	1,900,000	1,864,375
Performance Food Group, Inc., 144A, 5.500%, 06/01/24 (e)	2,425,000	2,412,875
Post Holdings, Inc., 144A, 5.000%, 08/15/26 (e)	1,450,000	1,376,485
Post Holdings, Inc., 144A, 5.750%, 03/01/27 (e)	1,950,000	1,918,312
Prestige Brands, Inc., 144A, 6.375%, 03/01/24 (e)	2,000,000	2,032,500
Tempur Sealy International, Inc., 5.500%, 06/15/26	950,000	913,188
US Foods, Inc., 144A, 5.875%, 06/15/24 (e)	1,900,000	1,919,000
		19,138,979

ENERGY: 13.6%
AmeriGas Partners LP/Finance Corp., 5.625%, 05/20/24	1,500,000	1,496,250
AmeriGas Partners LP/Finance Corp., 5.750%, 05/20/27	950,000	935,750
Antero Resources Corp., 5.625%, 06/01/23	1,900,000	1,949,875

Antero Resources Corp., 5.000%, 03/01/25	950,000	960,688
Apergy Corp., 144A, 6.375%, 05/01/26 (e)	950,000	979,688
Archrock Partners LP/Finance Corp., 6.000%, 04/01/21	1,750,000	1,767,500
Archrock Partners LP/Finance Corp., 6.000%, 10/01/22	1,000,000	1,013,750
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 144A, 10.000%, 04/01/22 (e)	585,000	661,050
Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 144A, 7.000%, 11/01/26 (e)	1,000,000	998,750
CGG Holding US, Inc., 144A, 9.000%, 05/01/23 (e)	750,000	784,688
Chaparral Energy, Inc., 144A, 8.750%, 07/15/23 (e)	1,900,000	1,900,000
Diamond Offshore Drilling, Inc., 7.875%, 08/15/25	950,000	989,187
Ensco PLC, 7.750%, 02/01/26	1,000,000	996,250
Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 05/01/25	2,400,000	2,514,000
Extraction Oil & Gas, Inc., 144A, 7.375%, 05/15/24 (e)	950,000	942,875
Extraction Oil & Gas, Inc., 144A, 5.625%, 02/01/26 (e)	1,475,000	1,312,750
Genesis Energy LP / Finance Corp., 6.000%, 05/15/23	1,000,000	991,250
Genesis Energy LP / Finance Corp., 5.625%, 06/15/24	1,000,000	950,000
Great Western Petroleum LLC/Finance Corp., 144A, 9.000%, 09/30/21 (e)	2,000,000	1,980,000
Hess Infrastructure Partners LP/Finance Corp., 144A, 5.625%, 02/15/26 (e)	1,950,000	1,979,250
Hi-Crush Partners LP, 9.500%, 08/01/26 (e)	950,000	887,063
ION Geophysical Corp., 9.125%, 12/15/21	2,250,000	2,278,125
Laredo Petroleum, Inc., 6.250%, 03/15/23	1,350,000	1,356,750
Oasis Petroleum, Inc., 144A, 6.250%, 05/01/26 (e)	950,000	967,813
Parkland Fuel Corp., 144A, 6.000%, 04/01/26 (e)	1,900,000	1,909,500
Parsley Energy LLC/Finance Corp., 144A, 5.625%, 10/15/27 (e)	1,950,000	1,959,750
Pride International, Inc., 6.875%, 08/15/20	1,000,000	1,047,500
Southwestern Energy Co., 6.200%, 01/23/25	500,000	498,125
Southwestern Energy Co., 7.500%, 04/01/26	950,000	999,875
Sunoco LP/ Finance Corp., 144A, 5.500%, 02/15/26 (e)	500,000	484,250
Sunoco LP/ Finance Corp., 144A, 5.875%, 03/15/28 (e)	900,000	866,250
Superior Plus, LP/General Partner, Inc., 144A, 7.000%, 07/15/26 (e)	1,900,000	1,926,125
Tallgrass Energy Partners LP/Finance Corp., 144A, 5.500%, 09/15/24 (e)	1,900,000	1,945,125
Tallgrass Energy Partners LP/Finance Corp., 144A, 5.500%, 01/15/28 (e)	1,475,000	1,491,593
Tapstone Energy, LLC/Finance Corp., 144A, 9.750%, 06/01/22 (e)	1,000,000	937,500
Targa Resources Partners LP/Finance Corp., 5.250%, 05/01/23	1,350,000	1,371,938
Targa Resources Partners LP/Finance Corp., 144A, 5.875%, 04/15/26 (e)	1,000,000	1,036,250
Targa Resources Partners LP/Finance Corp., 144A, 5.000%, 01/15/28 (e)	900,000	879,750
TransMontaigne Partners LP, 6.125%, 02/15/26	950,000	900,125
WildHorse Resource Development Corp., 6.875%, 02/01/25	1,900,000	1,971,250
		51,818,208

FINANCIAL SERVICES: 2.8%
Avolon Holdings Funding, Ltd., 144A, 5.125%, 10/01/23 (e)	500,000	506,640
Fair Isaac Corp, 144A, 5.250%, 05/15/26 (e)	1,550,000	1,569,375
Fly Leasing, Ltd., 6.375%, 10/15/21	3,000,000	3,097,500
Park Aerospace Holdings, Ltd., 144A, 5.250%, 08/15/22 (e)	1,500,000	1,518,750
Park Aerospace Holdings, Ltd., 144A, 5.500%, 02/15/24 (e)	475,000	488,062
Springleaf Finance Corp., 6.125%, 05/15/22	1,000,000	1,036,250
Springleaf Finance Corp., 6.875%, 03/15/25	950,000	950,000
Springleaf Finance Corp., 7.125%, 03/15/26	1,400,000	1,395,625
		10,562,202

HEALTH CARE: 8.0%
Avantor, Inc., 144A, 6.000%, 10/01/24 (e)	1,400,000	1,424,500
Avantor, Inc., 144A, 9.000%, 10/01/25 (e)	1,500,000	1,552,500
Centene Corp., 5.625%, 02/15/21	450,000	459,000
Centene Corp., 6.125%, 02/15/24	900,000	947,250
Centene Corp., 144A, 5.375%, 06/01/26 (e)	950,000	975,033
Change Healthcare Holdings LLC/Finance, Inc., 144A, 5.750%, 03/01/25 (e)	1,950,000	1,942,668
Charles River Laboratories International, Inc., 144A, 5.500%, 04/01/26 (e)	260,000	264,550
DaVita, Inc., 5.125%, 07/15/24	950,000	921,500
Endo Dac/Finance, LLC/Finco, Inc., 144A, 6.000%, 07/15/23 (e)	1,000,000	892,500
Endo Dac/Finance, LLC/Finco, Inc., 144A, 5.875%, 10/15/24 (e)	600,000	609,000
Endo Finance, LLC/Finco, Inc., 144A, 7.250%, 01/15/22 (e)	850,000	833,000
HCA, Inc., 5.875%, 05/01/23	2,750,000	2,908,125
HCA, Inc., 5.375%, 02/01/25	1,000,000	1,022,500
HCA, Inc., 5.875%, 02/15/26	2,350,000	2,452,812

HCA, Inc., 5.250%, 06/15/26	500,000	515,625
HCA, Inc., 5.375%, 09/01/26	475,000	480,938
HCA, Inc., 5.625%, 09/01/28	475,000	478,563
LifePoint Health, Inc., 5.875%, 12/01/23	1,000,000	1,046,250
LifePoint Health, Inc., 5.375%, 05/01/24	900,000	939,375
MPT Operating Partnership LP/Finance Corp., 6.375%, 03/01/24	1,000,000	1,050,000
MPT Operating Partnership LP/Finance Corp., 5.000%, 10/15/27	950,000	917,938
Ortho-Clinical Diagnostics, Inc., 144A, 6.625%, 05/15/22 (e)	1,000,000	982,000
Sabra Health Care, LP, REIT, 5.125%, 08/15/26	2,400,000	2,353,262
Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 04/15/24	950,000	965,754
Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/26	1,950,000	1,625,213
Verscend Escrow Corp., 144A, 9.750%, 08/15/26 (e)	2,000,000	2,070,000
		30,629,856

INSURANCE: 0.8%
AssuredPartners, Inc., 144A, 7.000%, 08/15/25 (e)	2,000,000	1,985,000
Fidelity & Guaranty Life Holdings, Inc., 144A, 5.500%, 05/01/25 (e)	950,000	946,389
		2,931,389

LEISURE: 3.2%
Carlson Travel, Inc., 144A, 6.750%, 12/15/23 (e)	450,000	452,813
Carlson Travel, Inc., 144A, 9.500%, 12/15/24 (e)	1,000,000	967,500
Cedar Fair LP, 5.375%, 04/15/27	1,400,000	1,358,000
ESH Hospitality, Inc., 144A, 5.250%, 05/01/25 (e)	950,000	921,500
FelCor Lodging LP, 6.000%, 06/01/25	950,000	992,750
GLP Capital, LP/Financing II, Inc., 5.750%, 06/01/28	1,900,000	1,964,125
Hilton Worldwide Finance, LLC/Corp., 4.625%, 04/01/25	450,000	439,313
Hilton Worldwide Finance, LLC/Corp., 4.875%, 04/01/27	1,425,000	1,408,227
MGM Growth Properties Operating Partnership, LP, 4.500%, 09/01/26	1,000,000	950,000
Scientific Games International, Inc., 10.000%, 12/01/22	2,636,000	2,800,750
		12,254,978

MEDIA: 10.7%
Altice Financing SA, 144A, 6.625%, 02/15/23 (e)	2,000,000	2,020,000
Altice Financing SA, 144A, 7.500%, 05/15/26 (e)	1,250,000	1,221,875
Altice France SA/France, 144A, 6.250%, 05/15/24 (e)	1,850,000	1,829,188
Altice France SA/France, 144A, 7.375%, 05/01/26 (e)	1,900,000	1,907,125
Altice Luxembourg SA, 144A, 7.750%, 05/15/22 (e)	950,000	926,250
Altice US Finance I Corp., 144A, 5.375%, 07/15/23 (e)	1,000,000	1,013,750
Altice US Finance I Corp., 5.500%, 05/15/26 (e)	1,000,000	1,001,250
AMC Networks, Inc., 4.750%, 08/01/25	950,000	910,813
Cablevision Systems Corp., 5.875%, 09/15/22	1,000,000	1,021,875
CBS Radio, Inc., 144A, 7.250%, 11/01/24 (e)	1,400,000	1,352,371
CCO Holdings LLC/Capital Corp., 144A, 4.000%, 03/01/23 (e)	950,000	911,810
CCO Holdings LLC/Capital Corp., 144A, 5.375%, 05/01/25 (e)	900,000	895,500
CCO Holdings LLC/Capital Corp., 144A, 5.750%, 02/15/26 (e)	2,000,000	2,010,000
CCO Holdings LLC/Capital Corp., 144A, 5.500%, 05/01/26 (e)	1,000,000	991,250
CCO Holdings LLC/Capital Corp., 144A, 5.125%, 05/01/27 (e)	975,000	926,250
Cequel Communications Holdings I, LLC/Capital Corp., 144A, 7.500%, 04/01/28 (e)	1,000,000	1,053,750
Cimpress NV, 144A, 7.000%, 06/15/26 (e)	950,000	970,074
CSC Holdings LLC, 144A, 10.125%, 01/15/23 (e)	1,900,000	2,083,350
CSC Holdings LLC, 144A, 5.500%, 04/15/27 (e)	500,000	486,250
E.W. Scripps Co., The, 144A, 5.125%, 05/15/25 (e)	1,925,000	1,855,219
Harland Clarke Holdings Corp., 144A, 6.875%, 03/01/20 (e)	2,000,000	1,987,540
Harland Clarke Holdings Corp., 144A, 8.375%, 08/15/22 (e)	500,000	481,875
Nexstar Broadcasting, Inc., 144A, 6.125%, 02/15/22 (e)	1,150,000	1,174,437
Nielsen Finance LLC / Nielsen Finance Co, 144A, 5.000%, 04/15/22 (e)	950,000	928,625
Sirius XM Radio, Inc., 144A, 6.000%, 07/15/24 (e)	1,400,000	1,454,250
Sirius XM Radio, Inc., 144A, 5.375%, 04/15/25 (e)	2,100,000	2,113,125
Sirius XM Radio, Inc., 144A, 5.375%, 07/15/26 (e)	1,950,000	1,940,250
The Neilsen Co. Luxembourg SARL, 144A, 5.000%, 02/01/25 (e)	975,000	960,375
Virgin Media Finance PLC, 144A, 6.000%, 10/15/24 (e)	950,000	954,209
Virgin Media Secured Finance PLC, 144A, 5.500%, 08/15/26 (e)	1,450,000	1,435,500
VTR Finance BV, 144A, 6.875%, 01/15/24 (e)	1,900,000	1,940,375
		40,758,511

REAL ESTATE: 2.6%
CBL & Associates, LP, 5.250%, 12/01/23	1,000,000	854,700
Five Point Operating Co., LP/Capital Corp., 144A, 7.875%, 11/15/25 (e)	1,450,000	1,462,948
Greystar Real Estate Partners LLC, 144A, 5.750%, 12/01/25 (e)	1,450,000	1,417,375
iStar, Inc., 5.000%, 07/01/19	613,000	614,410
iStar, Inc., 6.500%, 07/01/21	1,500,000	1,537,470
iStar, Inc., 6.000%, 04/01/22	1,000,000	1,010,000
iStar, Inc., 5.250%, 09/15/22	500,000	493,750
Kennedy-Wilson, Inc., 5.875%, 04/01/24	1,700,000	1,683,000
Starwood Property Trust, Inc., 144A, 3.625%, 02/01/21 (e)	1,000,000	982,500
		10,056,153

RETAIL: 3.7%
Ingles Markets, Inc., 5.750%, 06/15/23	195,000	198,412
KFC Holding/Pizza Hut Holdings/Taco Bell of America, 144A, 5.000%, 06/01/24 (e)	1,500,000	1,491,570
KFC Holding/Pizza Hut Holdings/Taco Bell of America, 144A, 4.750%, 06/01/27 (e)	1,900,000	1,831,125
New Red Finance, Inc., 144A, 4.250%, 05/15/24 (e)	1,950,000	1,805,000
New Red Finance, Inc., 144A, 5.000%, 10/15/25 (e)	1,950,000	1,872,020
Party City Holdings, Inc.,144A, 6.625%, 08/01/26 (e)	1,900,000	1,928,500
PetSmart, Inc., 144A, 8.875%, 06/01/25 (e)	750,000	543,600
PetSmart, Inc., 144A, 5.875%, 06/01/25 (e)	1,500,000	1,237,035
Sally Holdings LLC/Capital, Inc., 5.625%, 12/01/25	2,400,000	2,298,000
SUPERVALU, Inc., 7.750%, 11/15/22	1,000,000	1,043,750
		14,249,012

SERVICES: 4.8%
Algeco Global Finance PLC, 144A, 8.000%, 02/15/23 (e)	1,450,000	1,493,500
Aramark Services, Inc., 144A, 5.000%, 04/01/25 (e)	1,450,000	1,459,063
Aramark Services, Inc., 4.750%, 06/01/26	450,000	442,125
Aramark Services, Inc., 144A, 5.000%, 02/01/28 (e)	500,000	491,875
Ashtead Capital, Inc., 144A, 5.250%, 08/01/26 (e)	1,400,000	1,417,850
GFL Environmental, Inc., 144A, 5.375%, 03/01/23 (e)	1,900,000	1,790,750
Hertz Corp., The, 7.375%, 01/15/21	475,000	476,188
Iron Mountain US Holdings, Inc., 144A, 5.375%, 06/01/26 (e)	475,000	448,875
Iron Mountain, Inc., 5.750%, 08/15/24	1,950,000	1,935,375
KAR Auction Services, Inc., 144A, 5.125%, 06/01/25 (e)	1,450,000	1,410,125
Prime Security Services Borrower LLC/Finance, Inc., 144A, 9.250%, 05/15/23 (e)	1,811,000	1,941,391
Staples, Inc., 144A, 8.500%, 09/15/25 (e)	1,900,000	1,800,250
United Rentals North America, Inc., 5.750%, 11/15/24	1,900,000	1,961,845
Williams Scotsman International, Inc., 144A, 6.875%, 08/15/23 (e)	1,450,000	1,442,750
		18,511,962

TECHNOLOGY & ELECTRONICS: 4.5%
CommScope Technologies LLC, 144A, 5.000%, 03/15/27 (e)	1,400,000	1,351,000
CommScope, Inc., 144A, 5.500%, 06/15/24 (e)	950,000	960,688
Dell International LLC/EMC Corp, 144A, 5.875%, 06/15/21 (e)	1,450,000	1,497,091
Dell International LLC/EMC Corp, 144A, 7.125%, 06/15/24 (e)	1,950,000	2,092,124
Exela Intermediate LLC/Finance, Inc., 144A, 10.000%, 07/15/23 (e)	975,000	1,043,250
First Data Corp., 144A, 7.000%, 12/01/23 (e)	950,000	991,563
First Data Corp., 144A, 5.000%, 01/15/24 (e)	1,900,000	1,919,000
HNA Echotech Panorama Cayman Co. Ltd., 144A, 8.000%, 04/15/21 (b)(e)	1,600,000	1,508,480
Rackspace Hosting, Inc., 144A, 8.625%, 11/15/24 (e)	950,000	926,345
Syniverse Holdings, Inc., 9.125%, 01/15/19	2,025,000	2,008,546
TIBCO Software, Inc., 144A, 11.375%, 12/01/21 (e)	2,000,000	2,137,500
VeriSign, Inc., 4.750%, 07/15/27	950,000	929,528
		17,365,115

TELECOMMUNICATIONS: 8.9%
CenturyLink, Inc., 7.500%, 04/01/24	900,000	963,000
CenturyLink, Inc., 5.625%, 04/01/25	450,000	441,135
Cogent Communications Group, Inc., 144A, 5.375%, 03/01/22 (e)	1,700,000	1,734,000
Digicel Group, Ltd., 144A, 8.250%, 09/30/20 (e)	500,000	383,125
Equinix, Inc., 5.375%, 04/01/23	1,000,000	1,028,750
Equinix, Inc., 5.750%, 01/01/25	1,000,000	1,035,000

Equinix, Inc., 5.375%, 05/15/27	1,500,000	1,503,750
Frontier Communications Corp, 10.500%, 09/15/22	2,000,000	1,790,000
Frontier Communications Corp., 9.000%, 08/15/31	1,000,000	640,000
Frontier Communications Corp., 11.000%, 09/15/25	500,000	392,355
Frontier Communications Corp.,144A, 8.500%, 04/01/26 (e)	900,000	853,875
Level 3 Financing, Inc., 5.375%, 01/15/24	1,950,000	1,953,393
Level 3 Financing, Inc., 5.250%, 03/15/26	1,000,000	986,300
Level 3 Parent, LLC, 5.750%, 12/01/22	900,000	912,555
Qwest Corp., 6.875%, 09/15/33	1,000,000	996,951
Sprint Capital Corp., 6.875%, 11/15/28	1,000,000	1,007,500
Sprint Communications, Inc., 7.000%, 08/15/20	1,400,000	1,466,500
Sprint Communications, Inc., 6.000%, 11/15/22	2,000,000	2,045,000
Sprint Corp., 7.250%, 09/15/21	2,400,000	2,544,000
Sprint Corp., 7.875%, 09/15/23	1,000,000	1,081,250
Sprint Corp., 7.125%, 06/15/24	1,000,000	1,040,000
Sprint Corp., 7.625%, 03/01/26	1,000,000	1,061,250
Telecom Italia Capital SA, 7.721%, 06/04/38	950,000	1,011,750
T-Mobile USA, Inc., 6.000%, 04/15/24	2,000,000	2,077,500
T-Mobile USA, Inc., 6.375%, 03/01/25	1,000,000	1,044,300
T-Mobile USA, Inc., 5.125%, 04/15/25	500,000	505,000
T-Mobile USA, Inc., 6.500%, 01/15/26	1,000,000	1,050,200
Windstream Services, LLC/Finance Corp., 144A, 10.500%, 06/30/24 (e)	1,000,000	860,000
Zayo Group LLC/ Zayo Capital, Inc., 6.375%, 05/15/25	1,400,000	1,458,127
		33,866,566

TRANSPORTATION: 0.6%
Air Canada, 144A, 7.750%, 04/15/21 (e)	1,150,000	1,253,499
Great Lakes Dredge & Dock Corp., 8.000%, 05/15/22	1,000,000	1,030,000
		2,283,499

UTILITY: 2.2%
AES Corp./VA, 4.500%, 03/15/23	950,000	953,563
Atlantica Yield PLC, 144A, 7.000%, 11/15/19 (e)	1,900,000	1,947,500
Clearway Energy Operating, LLC, 144A, 5.750%, 10/15/25 (e)	2,000,000	2,021,350
NextEra Energy Operating Partners LP, 144A, 4.500%, 09/15/27 (e)	1,425,000	1,369,780
TerraForm Power Operating LLC, 144A, 4.250%, 01/31/23 (e)	1,000,000	980,000
TerraForm Power Operating LLC, 144A, 5.000%, 01/31/28 (e)	1,400,000	1,307,250
		8,579,443

TOTAL CORPORATE BONDS		360,352,562
(Cost $362,184,701)		.

LOANS: 0.6%
RETAIL: 0.6%
Charlotte Russe, Inc., 8.500%, 12/15/22 (b)	3,250,659	2,356,727
TOTAL LOANS
(Cost $7,360,263)

U.S. TREASURY NOTES: 0.7%
United States Treasury Note, 2.500%, 05/31/20	2,500,000	2,488,280
TOTAL U.S. TREASURY NOTES
(Cost $2,499,491)

TOTAL BONDS		365,197,569
(Cost $372,044,455)

CERTIFICATES OF DEPOSIT: 0.3%
Beneficial State Bank, 1.000%, 01/21/19	200,000	200,000
Self Help Credit Union, 1.300%, 01/04/19	100,000	100,000
Shared Interest, Inc., 2.400%, 09/30/21	500,000	500,000

Urban Partnership Bank, 0.600%, 08/03/19	100,000	200,000
TOTAL CERTIFICATES OF DEPOSIT		1,000,000
(Cost $1,000,000)

MONEY MARKET: 2.5%
State Street Institutional U.S. Government Money Market Fund, 1.970% (f)(g)	9,702,105	9,702,105
(Cost $9,702,105)

TOTAL INVESTMENTS: 99.0%		378,364,043
(Cost $386,485,552)

Other assets and liabilities - (net): 1.0%		3,975,712

Net Assets: 100.0%		$382,339,755

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Security valued using significant unobservable inputs.
(d)	Rounds to less than 0.05%
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(f)	Rate shown represents annualized 7-day yield as of September 30, 2018.
(g)	Premier Class shares

	Schedule of Investments (Unaudited)
Pax Balanced Fund		September 30, 2018

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
AFFILIATED INVESTMENT COMPANIES: 99.0%
Pax Core Bond Fund (a)	70,638,483	$684,486,896
Pax ESG Beta Dividend Fund (a)	11,351,947	140,877,666
Pax Global Environmental Markets Fund (a)	1,070,902	17,123,715
Pax Global Opportunities Fund (a)(b)	2,500,000	26,250,000
Pax Large Cap Fund (a)	61,373,059	724,815,824
Pax MSCI EAFE Leaders Index Fund (a)	16,174,846	144,441,379
Pax Mid Cap Fund (a)	10,910,512	121,761,315

TOTAL AFFILIATED INVESTMENT COMPANIES		1,859,756,795
(Cost $1,717,418,847)

MONEY MARKET: 1.0%
State Street Institutional U.S. Government Money Market Fund, 1.970% (c)(d)	18,903,147	18,903,147
(Cost $18,903,147)

TOTAL INVESTMENTS: 100.0%		1,878,659,942
(Cost $1,736,321,994)

Other assets and liabilities - (net): 0.0% (e)		(825,129)

Net Assets: 100.0%		$1,877,834,813

(a)	Institutional Class shares
(b)	Non-income producing security
(c)	Rate shown represents annualized 7-day yield as of September 30, 2018.
(d)	Premier Class shares
(e)	Rounds to less than 0.05%

September 30, 2018

Notes to Financial Statements (Unaudited)

Pax World Funds Series Trust I and Pax World Fund Series Trust III

NOTE A—Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (“Trust I”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of September 30, 2018, Trust I offered eleven investment funds.

Pax World Funds Series Trust III (“Trust III”) is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the 1940 Act. Pax Ellevate Global Women’s Leadership Fund (the “Global Women’s Leadership Fund”) is a diversified series of Trust III. Effective February 26, 2018, the name of the Pax Ellevate Global Women’s Index Fund changed to the Pax Ellevate Global Women’s Leadership Fund.

These schedules of investments relate to the Pax Large Cap Fund (the “Large Cap Fund”), Pax Mid Cap Fund (the “Mid Cap Fund”), Pax Small Cap Fund (the “Small Cap Fund”), Pax ESG Beta Quality Fund (the “ESG Beta Quality Fund”), Pax ESG Beta Dividend Fund (the “ESG Beta Dividend Fund”), Pax Global Opportunities Fund (“Global Opportunities Fund”), Pax Global Environmental Markets Fund (the “Global Environmental Markets Fund”), Global Women’s Leadership Fund, Pax MSCI EAFE ESG Leaders Index Fund (the “EAFE ESG Leaders Fund”), Pax Core Bond Fund (the “Core Bond Fund”), Pax High Yield Bond Fund (the “High Yield Bond Fund”), and Pax Balanced Fund (the “Balanced Fund”).

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For purposes of these schedules of investments, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings. The Best Execution and Valuation Committee is comprised of representatives of the Advisers, including several members of the Portfolio Management team, the Director of Trading, the Chief Compliance Officer and the Chief Financial Officer. One of the functions of the Best Execution and Valuation Committee is to value securities where current and reliable market quotations are not readily available. The Committee meets periodically and reports to the Board at each quarterly meeting regarding any securities for which fair value pricing was employed during the previous quarter. All actions taken by the Best Execution and Valuation Committee are reviewed and ratified by the Boards.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At September 30, 2018, four securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $276,251 representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held three securities fair valued at $320,450, representing 0.08% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2018:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$718,052,390	$-	$-	$718,052,390
Cash Equivalents	26,042,242	-	-	$26,042,242
Total	$744,094,632	$-	$-	$744,094,632
Mid Cap
Common Stocks	$112,370,111	$-	$-	$112,370,111
Exchange-Traded Funds	4,410,000	-	-	4,410,000
Cash Equivalents	6,764,778	-	-	6,764,778
Total	$123,544,889	$-	$-	$123,544,889
Small Cap
Common Stocks	$686,013,214	$-	$-	$686,013,214
Cash Equivalents	29,972,908	-	-	29,972,908
Total	$715,986,122	$-	$-	$715,986,122
ESG Beta Quality
Common Stocks	$220,019,905	$-	$-	$220,019,905
Cash Equivalents	3,025,161	-	-	3,025,161
Total	$223,045,066	$-	$-	$223,045,066
ESG Beta Dividend
Common Stocks	$142,012,125	$-	$-	$142,012,125
Cash Equivalents	1,392,060	-	-	1,392,060
Total	$143,404,185	$-	$-	$143,404,185
Global Opportunities
Common Stocks	$15,489,548	$11,993,196	$-	$27,482,744
Cash Equivalents	908,386	-	-	908,386
Total	$16,397,934	$11,993,196	$-	$28,391,130
Global Environmental Markets
Common Stocks	$438,250,137	$311,406,277	$-	$749,656,414
Cash Equivalents	11,946,538	-	-	11,946,538
Total	$450,196,675	$311,406,277	$-	$761,602,952
Global Women’s Leadership
Common Stocks	$184,935,788	$79,051,503	$-	$263,987,291
Preferred Stocks	-	318,597	-	318,597
Exchange-Traded Funds	1,214,187	-	-	1,214,187
Total	$186,149,975	$79,370,100	$-	$265,520,075
EAFE ESG Leaders
Common Stocks	$11,636,326	$604,139,150	$-	$615,775,476
Preferred Stocks	-	2,615,264	-	2,615,264
Exchange-Traded Funds	9,241,489	-	-	9,241,489
Cash Equivalents	158,438	-	-	158,438
Total	$21,036,253	$606,754,414	$-	$627,790,667
Core Bond
Exchange-Traded Funds	$10,989,908	$-	$-	$10,989,908
Community Investment Notes	-	3,096,682	276,251	3,372,933
Corporate Bonds	-	214,582,948	-	214,582,948
U.S. Gov't Agency Bonds	-	4,977,598	-	4,977,598
Municipal Bonds	-	31,460,481	-	31,460,481
U.S. Treasury Notes	-	207,289,150	-	207,289,150
Mortgage-Backed Securities	-	198,120,827	-	198,120,827
Medium Term Certificate of Deposit	-	486,350	-	486,350
Cash Equivalents	39,076,620	-	-	39,076,620
Total	$50,066,528	$660,014,036	$276,251	$710,356,815
High Yield Bond
Common Stocks	$1,128,121	$15,568	$320,450	$1,464,139
Preferred Stocks	1,000,230	-	0	1,000,230
Corporate Bonds	-	360,352,562	-	360,352,562
Loans	-	2,356,727	-	2,356,727
U.S. Treasury Notes	-	2,488,280	-	2,488,280
Certificates of Deposit	-	1,000,000	-	1,000,000
Cash Equivalents	9,702,105	-	-	9,702,105
Total	$11,830,456	$366,213,137	$320,450	$378,364,043
Balanced
Affiliated Investment Companies	$1,859,756,795	$-	$-	$1,859,756,795
Cash Equivalents	18,903,147	-	-	18,903,147
Total	$1,878,659,942	$-	$-	$1,878,659,942

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Core Bond Fund
Bonds and Community Investment Notes
Balance as of December 31, 2017	$276,251
Realized gain (loss)	-
Amortization of premium	-
Change in unrealized appreciation (depreciation)	0
Purchases/Received in Exchange	-
Sales/Maturities	-
Transfers in to and/or out of Level Three	-
Balance as of September 30, 2018	$276,251

High Yield Bond Fund
Stocks
Balance as of December 31, 2017	$437,486
Realized gain (loss)	-
Amortization of premium	-
Change in unrealized appreciation (depreciation)	(117,036)
Purchases/Received in Exchange	0
Sales	-
Transfers in to and/or out of Level Three	-
Balance as of September 30, 2018	$320,450

Transfers in and out of Levels during the period are assumed to be transferred on the last day of the period at their current value. During the period, Level 1 to Level 2 transfers were: $1,724,817 for the Global Women’s Leadership Fund and $20,382,487 for the EAFE ESG Leaders Fund and Level 2 to Level 1 transfers were: $6,904,549 for the Global Environmental Markets Fund, $1,145,067 for the Global Women’s Leadership Fund and $ 4,695,876 for the EAFE ESG Leaders Fund. All such transfers were due to utilization of the pricing vendor’s fair value pricing of foreign securities.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The Core Bond Fund holds a position in a Community Investment note which is valued based on a general obligation by the parent entity to limit investment exposure on the note. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements, and one security based on proprietary methodology derived from publicly available quotes of an affiliated issuer class of shares.

Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. The Funds amortize purchase price premium and accrete discount on bonds, if any, over the remaining life of the bonds using the effective interest method of amortization; for callable bonds, the amortization period is to the most likely call date.

Securities Lending The Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a registered Rule 2a-7 money market fund. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of non-cash collateral approved by the Boards of Trustees. At September 30, 2018, non-cash collateral consisted of U.S. Treasuries and short-term U.S. Government Agency obligations.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the Borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of September 30, 2018, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Non-Cash Collateral Value *	Over (Under) Collateralized
Large Cap	$31,744,253	$13,451,858	$19,235,911	$943,516
Mid Cap	4,535,849	-	4,699,675	163,826
Small Cap	96,088,117	453,208	99,374,559	3,739,650
ESG Beta Quality	4,338,968	1,211,905	3,209,321	82,258
ESG Beta Dividend	4,556,172	358,182	4,269,776	71,786
Global Environmental Markets	1,254,303	-	1,336,602	82,299
Global Women's Leadership	382,093	-	396,761	14,668
Core Bond	26,821,589	4,474,475	22,965,000	617,886

*	Non-cash collateral is not included in the financial statements.

For the Large Cap Fund, Mid Cap Fund, Small Cap Fund, ESG Beta Quality Fund, ESG Beta Dividend Fund, Global Women’s Leadership Fund and Global Environmental Markets Fund all of the securities on loan at September 30, 2018 are classified as Common Stocks in each Fund’s Schedule of Investments. For the Core Bond Fund all of the securities on loan at September 30, 2018 are classified as Corporate Bonds or U.S. Treasury and Agency securities the Fund’s Schedule of Investments.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligation by class of collateral pledge, and the remaining contractual maturity of those transactions as of September 30, 2018:

	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight and Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Fund: Core Bond Fund
U.S. Treasury and Agency Securities	$17,032,500	$—	$—	$—	$17,032,500
Corporate Debt	10,406,975	—	—	—	10,406,975
Total Borrowings	$27,439,475	$—	$—	$—	$27,439,475

Gross amount of recognized liabilities for securities lending transactions	$27,439,475

Purchases and proceeds from sales of investments for the Funds for the period ended September 30, 2018 were as follows:

	Purchases		Sales
Fund	Investments[1]	U.S. Gov’t Bonds	Investments[1]	U.S. Gov’t Bonds
Large Cap	$316,572,473	$-	$387,420,039	$-
Mid Cap	45,881,656	-	61,837,387	-
Small Cap	337,516,121	-	445,549,120	-
ESG Beta Quality	100,752,515	-	104,854,256	-
ESG Beta Dividend	56,075,857	-	71,778,287	-
Global Opportunities	28,151,180	-	2,020,449	-
Global Environmental Markets	249,450,261	-	88,459,289	-
Global Women's Leadership	168,599,983	-	94,958,269	-
EAFE ESG Leaders	164,571,773	-	195,694,018	-
Core Bond	150,933,004	223,683,524	90,872,176	253,877,128
High Yield	175,725,227	-	193,989,760	-
Balanced	92,795,654	-	236,737,776	-

[1]	Excluding short-term investments and U.S. Government bonds.

For federal income tax purposes, the identified cost of investments owned at September 30, 2018 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of September 30, 2018 were as follows for the Funds:

Fund	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Large Cap	$578,333,460	$180,156,438	$14,395,266	$165,761,172
Mid Cap	102,946,978	24,329,150	3,731,239	20,597,911
Small Cap	648,073,738	97,478,960	29,566,576	67,912,384
ESG Beta Quality	132,085,481	91,745,163	785,578	90,959,585
ESG Beta Dividend	105,715,799	38,606,452	918,066	37,688,386
Global Opportunities	27,133,633	1,808,442	550,944	1,257,498
Global Environmental Markets	653,614,291	132,185,717	24,197,056	107,988,661
Global Women's Leadership	230,547,800	41,220,227	6,247,952	34,972,275
EAFE ESG Leaders	568,145,505	94,635,457	34,990,295	59,645,162
Core Bond	727,259,285	670,329	17,572,799	(16,902,470)
High Yield	386,485,552	4,846,399	12,967,908	(8,121,509)
Balanced	1,736,321,994	283,522,681	141,184,733	142,337,948

Netting Agreements During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of September 30, 2018, there is no collateral held at the counterparty that would be offset by a master netting agreement that the Funds have with the counterparty. The Funds did not hold any derivative instruments as of September 30, 2018.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At September 30, 2018, the Balanced Fund held the following investments in affiliated Funds:

	Shares Held at 12/31/17	Gross Additions	Gross Reductions	Shares Held at 9/30/2018	Value at 12/31/17	Dividend Income	Realized Gains/Losses[1]	Net change in Unrealized Appreciation/ Depreciation	Value at 09/30/18

Balanced
Large Cap	67,837,134	237,200	5,163,977	61,373,059	$717,038,507	$2,606,827	$3,809,335	$76,617,552	$724,815,824
Mid Cap	12,404,360	33,884	991,840	10,910,512	138,184,566	376,111	623,500	3,464,991	121,761,315
ESG Beta Dividend	12,965,138	133,043	1,746,234	11,351,947	149,099,086	1,548,618	2,066,514	7,958,585	140,877,666
Global Opportunities	-	2,500,000	-	2,500,000	-	-	-	1,250,000	26,250,000
Global Environmental Markets	-	635,307	-	1,070,902	-	73,865	-	49,850	17,123,715
EAFE ESG Leaders	26,348,540	328,324	9,052,955	16,174,846	242,143,087	2,879,404	2,502,090	(10,690,216)	144,441,379
Core Bond	69,273,277	898,893	-	70,638,483	695,503,701	13,336,623	-	(24,297,635)	684,486,896
Total					$1,941,968,947	$20,821,448	$9,001,439	$54,353,127	$1,859,756,795

[a]	Includes realized capital gain distributions from an affiliated fund, if any.

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trusts or other accounts managed by the Adviser pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective fund from or to another fund or account that is or could be considered an affiliate of the fund under certain limited circumstances by virtue of having a common investment adviser complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended September 30, 2018, the Global Women’s Leadership Fund, EAFE ESG Leaders Fund and High Yield Bond Fund engaged in cross-trades. The Global Women’s Leadership Fund, EAFE ESG Leaders Fund and High Yield Bond Fund had total purchases of $1,312,264, $4,527,290 and $401,285, respectively, and the Global Women’s Leadership Fund and EAFE ESG Leaders Fund had total sales of $ 1,312,264 and $4,527,290, respectively. The Global Women’s Leadership Fund realized net losses of $31,897 and the EAFE ESG Leaders Fund had losses of $3,705 as a result of the sales.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Boards of Trustees. At September 30, 2018, the Core Bond Fund held $19,006,517 or 2.76% of net assets and the High Yield Bond Fund held $213,795,890 or 55.92% of net assets in securities exempt from registration under Rule 144A of the Act.

At September 30, 2018, the Core Bond Fund held $4,259,090 of illiquid securities representing 0.62% of net assets and High Yield Bond Fund held $4,201,226 of illiquid securities, representing 1.10% of net assets. The Fund will classify as “illiquid” all securities that may no longer be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued such security for the purpose of calculating the Fund’s net asset value. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Additional information on illiquid securities held at September 30, 2018 is as follows:

Security	Acquisition Date Range	Cost	Market Value
Core Bond
CINI Investment Note, 2.000%, 10/31/20	11/01/14 - 11/01/15	$276,251	$276,251
Community Credit Union of Lynn, 2.200%, 11/29/22	11/14/17 - 11/14/17	250,000	240,150
Master Asset Backed Securities Trust 2007-NCW, 144A, 2.665%, 05/25/37	07/06/17 - 07/06/17	1,613,638	1,618,644
Self-Help Federal Credit Union, 1.700%, 04/13/20	04/06/18 - 04/06/18	250,000	246,200
Tesla Energy Operations, Inc., 4.700%, 05/29/25	05/26/15 - 05/26/15	1,984,576	1,877,845

High Yield Bond
Chaparral Energy, Inc., Class B shares	03/30/17 - 03/30/17	443,204	320,450
Charlotte Russe, Inc.	05/21/13 - 01/16/15	359,693	15,568
Charlotte Russe, Inc., 8.500%, 12/15/22	05/21/13 - 01/16/15	7,360,263	2,356,727
HNA Echotech Panorama Cayman Co. Ltd., 144A, 8.000%, 04/15/21	03/20/14 - 03/27/14	1,603,139	1,508,480
Interactive Health, Inc.	03/19/04 - 10/01/13	178,981	0
Interactive Health, Inc., 0.000%	03/19/04 - 10/01/13	357,962	0

Item 2. Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Series Trust I

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	November 27, 2018

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	November 27, 2018